UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1.	Schedule of Investments - The Schedule of Investments for the period ended January 31, 2005

GLOBAL SHORT BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Brazil (USD) (1%)
1,600,000	Republic of Brazil, 11.50%, 3/12/08	$1,870

Bulgaria (USD) (3%)
4,285,714	Bulgaria Government Bond, FRN, 7/28/12	4,298

Chile (EUR) (0%)
360,000	Santander Central Hispano, 5.75%, 4/10/12	498

Chile (USD) (0%)
585,000	Celulosa Arauco, 7.20%, 9/15/09	645

Colombia (USD) (1%)
1,300,000	Republic of Colombia, 9.75%, 4/23/09	1,468

Croatia (USD) (1%)
2,271,782	Croatia, FRN, 7/31/06	2,272

France (EUR) (1%)
370,000	LVMH Moet-Hennessy, 5.00%, 7/27/06	499
360,000	Veolia Environment, 5.875%, 6/27/08	512

France (USD) (2%)
1,500,000	France Telecom, 7.95%, 3/1/06	1,567

Germany (EUR) (1%)
500,000	Bundesobligation, 4.00%, 2/16/07	672
360,000	Deutsche Telekom, 5.25%, 5/20/08	501

Great Britain (EUR) (4%)
360,000	British Telecom, 6.375%, 2/15/06	488
1,400,000	Granite Mortgages, 5.15%, 4/20/07	1,922
1,400,000	Holmes Financing, 5.05%, 7/15/6	1,890
350,000	MBNA Europe Funding, 6.50%, 3/27/07	491
370,000	NGG Finance PLC, 5.25%, 8/23/06	501
360,000	United Utility Water PLC., 6.625%, 11/8/07	515
370,000	Vodafone Group PLC, 5.75%, 10/27/06	508

Great Britain (GBP) (5%)
385,800	Monument Securitization, 5.25%, 9/17/13	727
650,000	Mound Financing Plc, 5.22%, 2/8/42	1,230
760,000	Residential Mortgage, 5.80%, 9/9/36	1,428
1,250,000	RMAC 2003, 5.30%, 9/12/35	2,355
1,250,000	Sherwood Castle Funding, 5.15%, 5/15/09	2,358

Hong Kong (USD) (1%)
1,250,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	1,343

Italy (EUR) (0%)
345,000	Olivetti Finance NV, 5.875%, 1/24/08	486

Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,384

Liberia (USD) (0%)
650,000	Royal Caribbean Cruises, 7.00%, 10/15/07	692

Mexico (USD) (6%)
1,600,000	America Movil SA de CV, 4.125%, 3/1/09	1,578
1,400,000	Grupo Televisa SA, 8.00%, 9/13/11	1,627
1,540,000	Telefonos De Mexico, 4.50%, 11/19/08	1,544
3,600,000	United Mexican States, 10.375%, 2/17/09	4,374

Netherlands (USD) (1%)
750,000	Aegon NV, 1.91%, 5/13/05	750

Panama (USD) (1%)
2,200,000	Republic of Panama, 8.25%, 4/22/08	2,420

Poland (PLN) (1%)
4,700,000	Poland Government Bond, 5.75%, 6/24/08	1,486

Russia (USD) (3%)
4,900,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	5,500

South Africa (USD) (2%)
2,500,000	South Africa, 9.125%, 5/19/09	2,937

Turkey (TRY) (1%)
2,012,903	Turkey TRS, 20.00%, 10/17/07	1,622

United States (EUR) (3%)
355,000	Coca-Cola Enterprises, 5.875%, 3/8/07	491
390,000	Countrywide Home Loan, 2.75%, 6/12/06	510
360,000	DaimlerChrysler NA Holdings, 5.625%, 1/16/07	494
420,000	Ford Motor Credit Co., 5.50%, 5/2/06	561
620,000	Freddie Mac, 4.625%, 2/15/07	841
360,000	General Elec Cap Corp., 5.125%, 6/20/07	495
430,000	GMAC, 6.00%, 10/16/06	577
370,000	Goldman Sachs Group Inc., 4.125%, 2/6/08	499
350,000	Household Finance Corp., 5.875%, 3/31/08	496
370,000	Morgan Stanley Dean Witter, 5.25%, 3/16/06	497

United States (USD) (56%)
625,000	Allied Waste NA, 7.625%, 1/1/06	639
650,000	American Electric Power Co. Inc., 6.125%, 5/15/06	671
750,000	American General Finance, 1.82%, 8/16/07	749
630,000	American Standard, 7.375%, 2/1/08	687
750,000	AmerisourceBergen Corp., 8.125%, 9/1/08	829
750,000	Arvinmeritor Inc., 6.80%, 2/15/09	773
700,000	Autonation Inc., 9.00%, 8/1/08	788
745,000	Ball Corp., 7.75%, 8/1/06	777
1,150,000	Bank One Corp., 6.875%, 8/1/06	1,207
440,000	Bear Stearns Co. Inc., 6.50%, 5/1/06	456
650,000	Bellsouth Corp., 5.00%, 10/15/06	665
1,500,000	Capital One Bank, 5.0%, 6/15/09	1,540
700,000	CIT Group Inc., 7.375%, 4/2/07	752
700,000	Clear Channel Communication, 6.00%, 11/1/06	723
650,000	Conoco Funding, 5.45%, 10/15/06	670
1,150,000	Countrywide Home Loans Inc., 5.50%, 8/1/06	1,181
1,248,228	CWHL 2004-12, 3.97%, 8/25/34	1,247
325,000	D.R. Horton Inc., 10.50%, 4/1/05	329
300,000	D.R. Horton Inc., 7.50%, 12/1/07	325
725,000	Dana Corp., 6.50%, 3/1/09	758
500,000	Disney (Walt) Company, 6.75%, 3/30/06	519
335,000	Dominion Resources Inc., 7.625%, 7/15/05	342
400,000	Echostar DBS Corp., 5.26%, 10/1/08	413
350,000	Echostar DBS Corp., 5.75%, 10/1/08	353
5,500,000	FHLB Disc Note, 2.46%, 4/6/05 (c)	5,476
2,000,000	FHLMC Disc Note, 2.34%, 2/22/05 (c)	1,997
600,000	First Union Corp., 7.55%, 8/18/05	615
3,294,437	FNMA #794792, 5.25%, 10/1/34	3,379
3,000,000	FNMA Disc Note, 2.35%, 2/23/05 (c)	2,996
6,500,000	FNMA Disc Note, 2.43%, 4/6/05 (c)	6,471
6,000,000	FNMA Disc Note, 2.52%, 4/20/05 (c)	5,968
1,245,000	Ford Motor Credit, 6.875%, 2/1/06	1,277
650,000	FPL Group Capital Inc., 3.25%, 4/11/06	649
700,000	Freescale Semiconductor, 4.82%, 7/15/09	726
2,355,497	FSPC H010 A2, 2.028%, 4/15/10	2,324
725,000	Gap Inc., 6.90%, 9/15/07	776
1,300,000	General Motors Acceptance Corp., 6.125%, 9/15/06	1,321
675,000	Georgia-Pacific Corp., 7.50%, 5/15/06	703
475,000	Grant Prideco Escrow, 9.00%, 12/15/09	526
250,000	Grant Prideco Inc., 9.625%, 12/1/07	278
500,000	Harrahs Operating Co., 7.875%, 12/15/05	517
510,000	HCA Inc., 7.00%, 7/1/07	534
200,000	HCA-Healthcare, 7.125%, 6/1/06	207
102,000	Host Marriott Corp., 7.875%, 8/1/08	105
900,000	HSBC Finance Corp., 6.40%, 6/17/08	967
440,000	Ingersoll-Rand, 6.25%, 5/15/06	455
725,000	KB Home, 8.625%, 12/15/08	819
500,000	Kellogg Co., 6.00%, 4/1/06	514
1,475,000	Lehman Brothers Holdings, 7.00%, 2/1/08	1,602
500,000	Mandalay Resort Group, 10.25%, 8/1/07	565
300,000	Masco Corp., 6.75%, 3/15/06	311
750,000	MBNA America Bank, 5.375%, 1/15/08	779
750,000	Merrill Lynch, 2.235%, 1/26/07	750
700,000	MGM Mirage Inc., 6.00%, 10/1/09	714
375,000	Morgan Stanley, 2.235%, 7/27/07	375
900,000	National Rural Utilities, 3.00%, 2/15/06	896
600,000	Nisource Finance Corp., 7.625%, 11/15/05	619
475,000	Park Place Entertainment Corp., 7.875%, 12/15/05	491
250,000	Park Place Entertainment Corp., 9.375%, 2/15/07	273
725,000	Penney (JC) Co., 7.60%, 4/1/07	777
450,000	PHH Corp., 6.00%, 3/1/08	473
600,000	Progress Energy Inc., 6.75%, 3/1/06	620
700,000	PSEG Energy Holdings, 8.625%, 2/15/08	753
650,000	Ryland Group, 8.00%, 8/15/06	690
700,000	Saks Inc., 8.25%, 11/15/08	768
350,000	Sequa Corp., 9.00%, 8/1/09	385
700,000	Service Corp Intl, 7.70%, 4/15/09	742
600,000	Simon Property Group LP, 6.375%, 11/15/07	636
725,000	Smithfield Foods Inc., 8.00%, 10/15/09	800
350,000	Solectron Corp., 9.625%, 2/15/09	383
1,290,000	Sprint Capital Corp., 7.125%, 1/30/06	1,335
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	798
600,000	Target Corp., 5.50%, 4/1/07	623
1,265,000	TCI Communications Inc., 6.875%, 2/15/06	1,308
500,000	Toll Brothers Inc., 8.25%, 2/1/11	539
100,000	U.S. Treasury Note, 1.875%, 11/30/05	99
750,000	Unisys Corp., 8.125%, 6/1/06	784
300,000	Valero Energy Corp., 6.125%, 4/15/07	314
1,150,000	Verizon Global Funding Corp., 6.75%, 12/1/05	1,183
1,500,000	Viacom Inc., 5.625%, 5/1/07	1,558
2,618,499	WAMU 2004-AR3, 4.24%, 6/25/34	2,599
450,000	Washington Mutual, 5.625%, 1/15/07	465
1,090,000	Waste Management Inc., 6.50%, 11/15/08	1,181
315,000	Weyerhaeuser Co., 6.125%, 3/15/07	330
2,492,443	WFMBS 2004-I, 3.39%, 7/25/34	2,481
4,352,270	WFMBS 2004-Z 2A1, 4.605% 12/25/34	4,357

Investment Companies (USD) (3%)
5,671,448	Bunker Hill Money Market Fund *	5,671

Total (Cost - $157,347) (a) (98%)		159,439

Other Assets, net of Liabilities (2%)		3,000

Net Assets (100%)		$162,439

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,306
Unrealized depreciation	(214)

Net unrealized appreciation	$2,092

(b)	Security exempt from registration under rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
3/17/2005	JPY (Buy 167,412)	103.2454	$1,621	$7
2/7/2005	EUR (Sell 4,660)	1.3036	6,075	143
2/7/2005	EUR (Sell 7,170)	1.3036	9,347	237
2/8/2005	GBP (Sell 4,400)	1.8817	8,279	14

			$25,322	$401

See notes

GLOBAL FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Austria (JPY) (2%)
316,000,000	Pfandbrief Ost Land Hypothekenbanken, 1.60%, 2/15/11	$3,200

Belgium (EUR) (6%)
5,050,000	Belgium Government Bond, 5.50%, 9/28/17	7,766
3,280,000	Belgium Kingdom, 4.75%, 9/28/06	4,441

Brazil (USD) (1%)
570,000	Republic of Brazil, 10.125%, 5/15/27	634
1,010,000	Republic of Brazil, 11.00%, 8/17/40	1,169
640,000	Republic of Brazil, 11.50%, 3/12/08	748

Bulgaria (USD) (0%)
800,000	Bulgaria Government Bond, 2.75%, 7/28/12	802

Canada (JPY) (2%)
295,000,000	Quebec Province, 1.60%, 5/9/13	2,943

Canada (USD) (1%)
850,000	Rogers Wireless Inc., 7.50%, 3/15/15	912

Chile (USD) (0%)
120,000	Celulosa Arauco, 7.20%, 9/15/09	132

Colombia (USD) (1%)
390,000	Republic of Colombia, 10.00%, 1/23/12	439
400,000	Republic of Colombia, 8.25%, 12/22/14	411

Croatia (USD) (0%)
725,000	Croatia, FRN, 7/31/10	725

France (EUR) (6%)
8,350,000	French Treasury Note, 4.75%, 7/12/07	11,451

Germany (EUR) (16%)
1,980,000	Bundesobligation, 3.50%, 10/10/08	2,648
1,585,000	Bundesrepub Deutschland, 4.25%, 1/4/14	2,190
1,920,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	2,803
2,699,000	Deutsche Bundesrepublik, 5.00%, 1/4/12	3,901
4,837,000	Deutsche Bundesrepublik, 5.375%, 1/4/10	6,993
3,430,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	5,525
430,000	Republic of Deutschland, 5.00%, 7/4/12	624
3,801,000	Republic of Deutschland, 5.25%, 7/4/10	5,497

Germany (JPY) (2%)
125,000,000	Bayerische Landesbank, 1.40%, 4/22/13	1,230
272,000,000	Landwirtsch Retenbank, 1.375%, 4/25/13	2,689

Great Britain (GBP) (15%)
3,090,000	U.K. Treasury, 6.00%, 12/7/28	7,054
816,000	U.K. Treasury, 6.25, 6.25%, 11/25/10	1,668
2,188,000	United Kingdom Gilt, 5.00%, 3/7/08	4,174
1,966,000	United Kingdom Gilt, 5.00%, 3/7/12	3,794
1,095,000	United Kingdom Gilt, 5.00%, 3/7/12	2,177
2,340,000	United Kingdom Gilt, 7.25%, 12/7/07	4,721
1,565,000	United Kingdom Gilt, 8.00%, 6/7/21	4,082

Greece (EUR) (3%)
4,880,000	Hellenic Republic, 3.50%, 4/18/08	6,505

Hong Kong (USD) (0%)
460,000	Hutchison Whampoa Finance, 6.95%, 8/1/07	494

Japan (JPY) (22%)
244,000,000	Development Bank of Japan, 1.40%, 6/20/12	2,432
245,000,000	Development Bank of Japan, 1.70%, 9/20/22	2,302
1,100,000,000	Japan-17 5-yr, .50%, 12/20/06	10,706
1,385,650,000	Japan-208 10-yr, 1.10%, 12/22/08	13,766
308,200,000	Japan-22 5-yr, .30%, 9/20/07	2,986
401,150,000	Japan-223 10-yr, 1.70%, 9/20/10	4,104
204,350,000	Japan-264 10-yr, 1.50%, 9/20/14	2,012
276,550,000	Japan-44 20-yr, 2.50%, 3/20/20	2,973

Mexico (USD) (2%)
400,000	Grupo Televisa SA, 8.00%, 9/13/11	465
400,000	Telefonos De Mexico, 4.50%, 11/19/08	401
1,000,000	United Mexican States, 10.375%, 2/17/09	1,215
710,000	United Mexican States, 8.00%, 9/24/22	840

Netherlands (EUR) (6%)
8,150,000	Netherlands Government Bond, 5.00%, 7/15/12	11,782

Panama (USD) (0%)
600,000	Republic of Panama, 7.25%, 3/15/15	614

Peru (USD) (0%)
230,000	Republic of Peru, 8.375%, 5/3/16	249
470,000	Republic of Peru, 9.875%, 2/6/15	563

Poland (PLN) (1%)
5,900,000	Poland Government Bond, 5.75%, 6/24/08	1,865

Russia (USD) (1%)
1,850,000	Russia Government Intl. Bond, 5.00%, 3/31/30	1,942

South Africa (USD) (1%)
600,000	Republic of South Africa, 6.50%, 6/2/14	660
250,000	South Africa Government Intl. Bond, 7.375%, 4/25/12	287
860,000	South Africa, 9.125%, 5/19/09	1,010

Turkey (USD) (1%)
2,683,871	Turkey TRS, 20.00%, 10/17/07	2,163

United States (USD) (8%)
314,047	RAMP 2004-RS1 AIIB, 2.7175%, 1/25/34	315
4,591,899	TMST 2004-1 II2a, 3.343%, 3/25/44	4,448
1,950,000	U.S. Treasury Bond, 5.375%, 2/15/31	2,181
100,000	U.S. Treasury Bond, 6.25%, 8/15/23	120
1,880,000	U.S. Treasury Note, 4.25%, 11/15/14	1,897
5,512,876	WFMBS 2004-Z 2A1, 4.605% 12/25/34	5,519

Venezuela (USD) (1%)
520,000	Republic of Venezuela, 5.375%, 8/7/10	479
490,000	Republic of Venezuela, 8.50%, 10/8/14	499

Investment Companies (USD) (0%)
633,545.12	Bunker Hill Money Market Fund *	634

Total (Cost - $178,235) (a) (98%)		185,971

Other Assets, net of Liabilities (2%)		3,626

Net Assets (100%)		$189,597

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,957
Unrealized depreciation	(221)

Net unrealized appreciation	$7,736

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation (Depreciation)
Assets:
3/17/2005	JPY (Buy 195,813)	103.2454	$1,897	$8
3/17/2005	JPY (Buy 10,447)	103.2454	101	1
2/7/2005	EUR (Sell 15,751)	1.3036	20,533	483
2/7/2005	EUR (Sell 12,829)	1.3036	16,724	424
2/7/2005	EUR (Sell 27,511)	1.3036	35,864	14
2/8/2005	GBP (Sell 5,800)	1.8816	10,914	19
2/7/2005	JPY (Sell 3,082,129)	103.5316	29,770	270

			$115,803	$1,219

Liabilities:
2/8/2005	GBP (Sell 9,145)	1.8816	$17,208	$(37)
2/7/2005	JPY (Sell 2,248,570)	103.5316	21,719	(35)

			$38,927	$(72)

See notes

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Brazil (USD) (19%)
640,000	CSN Islands, 9.75%, 12/16/13	$679
1,880,000	Republic of Brazil, 10.125%, 5/15/27	2,092
1,520,000	Republic of Brazil, 10.50%, 7/14/14	1,771
615,000	Republic of Brazil, 11.00%, 8/17/40	712
1,040,000	Republic of Brazil, 14.50%, 10/15/09	1,364

Bulgaria (USD) (2%)
540,000	Bulgaria Government Intl. Bond, 8.25%, 1/15/15	685

Colombia (COP) (3%)
2,443,000,000	Republic of Colombia, 11.75%, 3/1/10	1,069

Colombia (USD) (4%)
570,000	Bavaria S.A., 8.875%, 11/1/10	626
510,000	Republic of Colombia, 11.75%, 2/25/20	645

Croatia (EUR) (2%)
400,000	Bina-Istra, 8.00%, 12/15/22	604

India (USD) (2%)
700,000	Vedanta Resources, 6.625%, 2/22/10 (b)	701

Kazakhstan (USD) (2%)
600,000	Citigroup (JSC Kazkommer), 7.375%, 4/7/14 (b)	593

Mexico (USD) (15%)
190,000	Grupo Posadas Sa De, 8.75%, 10/4/11 (b)	204
450,000	Grupo Posadas, 8.75%, 10/4/11 (b)	484
440,000	Innova S De R.L., 9.375%, 9/19/13	499
350,000	Jafra Cosmetics, 10.75%, 5/15/11	402
1,350,000	Mexico, 8.125%, 12/30/19	1,625
540,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	641
1,220,000	United Mexican States, 8.30%, 8/15/31	1,480

Panama (USD) (3%)
1,040,000	Republic of Panama, 9.625%, 2/8/11	1,222

Peru (USD) (4%)
1,670,000	Peru Government Intl. Bond, 4.50%, 3/7/17	1,547

Philippines (USD) (4%)
470,000	Philippine Long Distance Tel, 10.50%, 4/15/09	539
940,000	Republic of Philippines, 9.875%, 1/15/19	998

Poland (PLN) (3%)
3,230,000	Poland Government Bond, 5.75%, 6/24/08	1,021

Russia (USD) (14%)
545,000	Tyumen Oil Co., 11.00%, 11/6/07	619
2,750,000	Russia Government Intl. Bond, 5.00%, 3/31/30	2,887
540,000	Russian Federation, 11.00%, 7/24/18	767
650,000	Russian Ministry of Finance, 3.00%, 5/14/06	638

South Korea(USD) (2%)
720,000	Hanaro Telecom Inc., 7.00%, 2/1/12 (b)	725

Turkey (TRY) (2%)
855,446	Turkey TRS, 20.00%, 10/17/07	689
Turkey (USD) (2%)
640,000	Vestel Electronics Finance, 11.50%, 5/14/07	707

Ukraine (UAH) (4%)
4,500,000	Ukraine 11.18%, 1/3/07	852
2,760,000	Ukraine TRS, 11.70%, 5/31/06	526

Uruguay (USD) (2%)
840,000	Republic of Uruguay, 7.50%, 3/15/15	819

Venezuela (USD) (5%)
710,000	Republic of Venezuela, 8.50%, 10/8/14	722
1,240,000	Republic of Venezuela, 9.25%, 9/15/27	1,277

Investment Companies (2%)
593,881	Bunker Hill Money Market Fund *	594

Total (Cost -$31,990) (a) (96%)		34,025

Other Assets, net of Liabilities (4%)		1,421

Net Assets (100%)		$35,446

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,146
Unrealized depreciation	(111)

Net unrealized appreciation	$2,035

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
3/17/2005	JPY (Buy 37,781)	103.2454	$366	$2

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Turkey 3 Year Total Return Swap	Apr-05	$1,000	193

See notes

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (100%)

Consumer Discretionary (5%)
76,200	General Motors Corp.	$2,805

Consumer Staples (8%)
49,200	Altria Group, Inc.	3,140
36,800	Coca-Cola Company	1,527

Financial (10%)
62,600	Citigroup Inc.	3,071
78,200	JPMorgan Chase & Co.	2,919

Health Care (9%)
96,600	Merck & Co. Inc.	2,710
115,000	Pfizer, Inc.	2,778

Industrial (3%)
41,500	General Electric Co.	1,499

Materials (5%)
63,100	DuPont De Nemours and Co.	3,001

Exchange Traded Securities (51%)
110,000	iShares Russell 1000 Value Index Fund	7,173
288,500	iShares S&P 500	17,711
50,600	S&P 500 Depository Receipt	5,978

Telecommunications (9%)
118,500	SBC Communications, Inc.	2,816
75,000	Verizon Communications Inc.	2,669

Total Common Stocks		59,797

Investment Companies (0%)
160,587	Bunker Hill Money Market Fund *	161

Total (Cost - $57,240) (a) (100%)		59,958

Other Assets, net of Liabilities (0%)		1

Net Assets (100%)		$59,959

*	Affiliated Investment

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,114
Unrealized depreciation	(3,396)

Net unrealized appreciation	$2,718

See notes

MARKET RETURN FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Bonds & Notes (96%)

Asset Backed Securities (15%)
400,000	Aesop Funding LLC., 2.14%, 7/20/07 (b)	$401
400,000	AIGMT 2003-1 A, 2.17%, 11/15/07	400
1,212,144	Americredit Automobile Receivables Trust, 4.41%, 11/12/08	1,221
53,620	Ameriquest Mortgage Securities Inc., 2.34%, 2/25/33	54
311,366	Bear Stearns ABS, 4.77%, 6/25/43	317
346,059	Bear Stearns ABS, 6.10%, 6/25/43	356
132,578	Bear Stearns Mortgage Trust, 4.47%, 4/25/33	133
600,000	CARAT 2003-3 A2B, 1.93%, 10/16/06	600
835,227	CBASS 2004-CB6, 2.26%, 7/25/35	837
200,000	Chase Credit Card Master Trust, 2.07%, 5/15/09	200
139,424	Chase Funding Mortgage Loan, 2.26%, 11/25/32	140
185,867	CIT Equipment Collateral, 3.97%, 12/21/09	185
400,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	401
150,424	Citicorp Mortgage Securities Inc., 5.75%, 2/25/33 (b)	151
101,703	CWL 2003-1 3A, 2.27%, 6/25/33	102
510,064	CWL 2004-1 3A, 2.21%, 4/25/34	511
1,400,000	CWL 2004-7 2AV2, 2.28%, 12/25/34	1,404
150,000	Discover Card Master Trust, 2.22%, 4/15/08	150
200,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	200
211,683	Granite Mortgages, 2.27%, 1/20/20	212
2,300,000	HART 2004-A, 2.36%, 9/15/07	2,287
107,733	LBFRC 2003-LLFA A1, 2.17%, 12/16/14 (b)	108
6,128	MFN Auto Receivables Trust, 5.07%, 6/15/07 (b)	6
1,424,089	NCHET 2004-3 A2, 2.36%, 11/25/34	1,428
576,448	OOMLT 2003-1 A2, 2.35%, 2/25/33	578
225,000	Option One Mortgage Loan Trust, 2.68%, 2/25/32	225
198,251	PUMA Finance Ltd., 1.94%, 8/8/34	199
1,200,000	RCFC 2001-1A A, 2.20%, 4/25/07 (b)	1,204
207,171	Samsung Capital Auto 144A, 2.29%, 5/23/08 (b)	207
274,583	Saxon Asset Securities Trust, 2.20%, 2/25/35	275
500,000	William Street Funding Corp., 2.40%, 4/23/06 (b)	500

Corporate Bonds (32%)
175,000	Aegon NV, 1.91%, 5/13/05	175
350,000	Allied Waste NA, 7.625%, 1/1/06	358
600,000	America Movil SA de CV, 2.735%, 4/27/07	602
690,000	American Electric Power Co. Inc., 6.125%, 5/15/06	712
175,000	American Express, 5.50%, 9/12/06	180
800,000	American General Finance, 2.78%, 1/18/08	800
330,000	AmerisourceBergen Corp., 8.125%, 9/1/08	365
250,000	Arvinmeritor Inc., 6.80%, 2/15/09	258
100,000	Autonation Inc., 9.00%, 8/1/08	113
175,000	Bank One Corp., 7.625%, 8/1/05	179
250,000	Boise Cascade 144A, 5.00%, 10/15/12 (b)	257
400,000	Bowater Inc., 4.88%, 3/15/10	407
110,000	British Telecom PLC, 7.875%, 12/15/05	114
800,000	Centex Corp., 2.98%, 8/1/07	799
800,000	CIT Group Inc., 1.94%, 5/18/07	801
675,000	Corp Andina De Fomento, 2.46%, 1/26/07	676
800,000	Countrywide Home Loan, 1.92%, 8/25/06	800
600,000	Cox Communications Inc., 3.03%, 12/14/07 (b)	601
175,000	Credit Suisse FB USA Inc., 2.19%, 6/19/06	176
375,000	CSC Holdings Inc., 7.25%, 7/15/08	397
350,000	D.R. Horton, Inc., 8.00%, 2/1/09	391
800,000	DaimlerChrysler NA, 2.34%, 9/10/07	802
375,000	Dana Corp., 6.50%, 3/1/09	392
550,000	Deutsche Telekom, 8.25%, 6/15/05	560
750,000	Devon Energy Corp., 2.75%, 8/1/06	739
190,000	Dominion Resources Inc., 7.625%, 7/15/05	194
700,000	Duke Reality Corp., 2.78%, 12/22/06	700
60,000	Echostar DBS Corp., 5.26%, 10/1/08	62
350,000	Echostar DBS Corp., 5.75%, 10/1/08	353
775,000	EOP Operating LP, 6.625%, 2/15/05	776
335,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	382
800,000	ERAC USA Finance Co. 144A, 8.25%, 5/1/05 (b)	810
300,000	ERP Operating LP, 6.63%, 4/13/05	302
1,200,000	Ford Motor Credit Co., 2.79%, 9/28/07	1,187
400,000	Freescale Semiconductor, 4.82%, 7/15/09	415
160,000	Georgia Power Co., 1.85%, 2/18/05	160
375,000	Georgia-Pacific Corp., 7.50%, 5/15/06	390
1,200,000	GMAC, 3.02%, 7/16/07	1,179
200,000	Goldman Sachs Group, 1.77%, 5/11/07	200
375,000	Grant Prideco Escrow, 9.00%, 12/15/09	415
100,000	Harrahs Operating Co., 7.875%, 12/15/05	104
300,000	HCA Inc., 5.25%, 11/6/08	300
100,000	HCA-Healthcare, 7.125%, 6/1/06	103
32,000	Host Marriott Corp., 7.875%, 8/1/08	33
800,000	Household Finance Corp., 2.61%, 11/16/09	801
175,000	John Deere Capital Corp., 2.30%, 7/11/05	175
115,000	KB Home, 8.625%, 12/15/08	130
100,000	Kellogg Co., 6.00%, 4/1/06	103
470,000	Kinder Morgan Inc., 6.65%, 3/1/05	471
575,000	Lehman Brothers Holdings, 6.25%, 5/15/06	596
600,000	Lennar Corp., 2.839%, 8/20/07 (b)	601
35,000	Mandalay Resort Group, 10.25%, 8/1/07	40
100,000	Mandalay Resort Group, 6.45%, 2/1/06	102
600,000	Masco Corp. 144A, 2.11%, 3/9/07 (b)	601
100,000	Masco Corp., 6.75%, 3/15/06	104
250,000	MGM Mirage Inc., 6.00%, 10/1/09	255
750,000	Morgan Stanley, 2.795%, 1/18/08	751
750,000	Nisource Finance Corp., 7.625%, 11/15/05	774
600,000	Norfolk Southern Corp., 8.375%, 5/15/05	609
250,000	Owens-Brockway, 8.875%, 2/15/09	270
350,000	Panamsat Corp., 6.375%, 1/15/08	363
100,000	Park Place Entertainment Corp., 7.875%, 12/15/05	103
350,000	Penney (JC) Co., 7.60%, 4/1/07	375
520,000	PG&E Corp., 2.72%, 4/3/06	521
325,000	PSEG Energy Holdings, 8.625%, 2/15/08	350
500,000	Rogers Wireless Inc., 5.455%, 12/15/10 (b)	526
125,000	Ryland Group, 8.00%, 8/15/06	133
275,000	Saks Inc., 8.25%, 11/15/08	302
350,000	Service Corp Intl, 7.70%, 4/15/09	371
600,000	Southtrust Bank NA, 1.93%, 6/14/07	600
530,000	Sprint Capital Corp., 7.90%, 3/15/05	533
375,000	Starwood Hotels Resorts, 7.375%, 5/1/07	399
700,000	TCI Communications Inc., 6.875%, 2/15/06	724
190,000	Time Warner Inc., 7.75%, 6/15/05	193
375,000	TXU Energy, 2.84%, 1/17/06 (b)	376
350,000	Unisys Corp., 8.125%, 6/1/06	366
100,000	United Industries Corp., 9.875%, 4/1/09	105
160,000	Vodafone Group PLC, 7.625%, 2/15/05	160

Foreign Government (1%)
77,447	Croatia, 2.81%, 7/31/06	77
390,000	Republic of Brazil, 14.50%, 10/15/09	511
100,000	Republic of Chile, 2.52%, 1/28/08	101
1,117,000,000	Republic of Colombia, 11.75%, 3/1/10	489
2,500,000	Ukraine 11.18%, 1/3/07	473

Mortgage Backed Securities (32%)
979,518	BSARM 2001-7 IIA, 3.19%, 6/25/31	1,009
1,318,067	BSARM 2004-4 A1B, 3.517%, 6/25/34	1,319
1,600,000	BSCMS 2004-ESA 144A, 2.21%, 5/14/16 (b)	1,604
1,448,553	CMLTI 2004-OPT1 A2, 2.29%, 10/25/34	1,449
11,721,413	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	139
153,906	CWHL 2002-HYB2 B1, 4.79%, 9/19/32	154
847,131	CWHL 2004-12, 3.97%, 8/25/34	846
1,002,068	CWHL 2004-7 6A1, 3.68%, 5/25/34	1,027
92,631	CWL 2003-SD2 A1, 2.43%, 9/25/32 (b)	93
21,020	Drexel Burnham Lambert CMO Trust, 2.44%, 5/1/16	21
130,819	FHLMC # 789347, 5.68%, 4/1/32	135
330,971	FHR 2411 FT, 2.12%, 6/15/21	331
206,336	FHR 2518 FP, 2.12%, 10/15/32	207
258,518	First Horizon, 4.90%, 3/25/33	265
708,656	FNARM # 749024, 2.68%, 1/1/34	724
184,982	FNMA # 543364, 3.56%, 5/1/21	190
1,084,838	FNMA # 661027, 2.77%, 7/1/27	1,119
522,959	FNMA # 708712, 4.33%, 6/1/33	528
716,723	FNMA # 749025, 2.73%, 12/1/28	740
916,034	FNMA 665387, 2.80%, 8/1/32	948
2,156,132	FNMA ARM #768408, 2.87%, 5/1/29	2,242
10,629,291	FNMA, 1.268%, 3/25/34	369
2,218,052	FNMA, 4.32%, 2/25/44	2,274
378,573	FNMA, 4.54%, 10/25/42	400
459,654	FRBPT 2002 A2, 2.27%, 11/15/32	460
171,029	GNMA 2002-24, 2.44%, 4/16/32	172
195,882	GNMA, 2.29%, 9/16/31	197
173,797	GNR 2001-33 F, 2.36%, 7/20/31	174
1,200,000	Granite Mortgages PLC, 2.24%, 7/20/20	1,201
145,644	Impac CMB Trust, 2.19%, 4/25/34	146
1,567,892	Impac CMB Trust, 2.35%, 9/25/34	1,572
563,078	Mellon Residential Funding Corp., 2.30%, 11/15/32	563
6,500,559	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	194
1,740,784	MLMI 2004-A2, 3.845%, 7/25/34	1,728
1,250,637	MSM 2004-5AR, 3.97%, 7/25/34	1,288
198,263	Salomon Brothers Mortgage Securities, 6.50%, 6/25/26	204
15,568,066	SAMI 2005-AR5 X, .8611%, 5/19/33	500
229,596	SASC 2002-16A Class 2A1, 5.55%, 8/25/32	231
1,043,404	SASC 2003-37A 6A, 5.00%, 12/25/33	1,054
19,078,776	SEMT 2004-11 XA2, 1.15%, 12/20/34	534
414,705	Sequoia Mortgage Trust, 2.31%, 10/20/27	415
280,721	Structured Asset Mortgage Investments Inc., 3.32%, 3/25/32	283
552,216	Structured Asset Mortgage Investments Inc., 4.87%, 7/25/32	567
936,230	Structured Asset Securities Corp., 4.20%, 3/25/33	965
209,621	TMST 2003-2 A1, 2.27%, 4/25/43	210
46,936	WAMU 2000-1 M2, 2.73%, 1/25/40	47
1,139,374	WAMU 2004-AR8, 2.35%, 6/25/44	1,139
177,027	Washington Mutual, 2.96%, 12/25/40	178
2,106,253	Washington Mutual, IO, 0.653%, 11/26/07	15

U.S. Government Agency (7%)
6,000,000	FHLMC Disc Note, 2.30%, 3/8/05 (c)	5,986
1,000,000	FNMA Disc Note, 2.46%, 2/25/05 (c)	998

U.S. Treasury (9%)
9,350,000	U.S. Treasury Bill, 1.94%, 4/7/05 (c)	9,311

Total Bond & Notes		97,710

Exchange Traded Funds (1%)
7,000	S&P 500 Depository Receipt	827

Investment Companies (2%)
2,111,999	Bunker Hill Money Market Fund *	2,112

Total (Cost - $100,423) (a) (99%)		100,649

Other Assets, net of Liabilities (1%)		637

Net Assets (100%)		$101,286

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$473
Unrealized depreciation	(247)

Net unrealized appreciation	$226

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 5 year IR Swap	Jan-10	$340	$1
Pay Fixed U.S. 5 year IR Swap	Dec-09	2,250	9
Pay Fixed U.S. 2 year IR Swap	Dec-06	3,500	15
Turkey 3 Year Total Return Swap	Apr-05	1,162	31

		$7,252	$56

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
340	S&P 500	Mar-05	$100,445	$(377)

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
1/31/2005	JPY (Buy 105,630)	103.5800	$1,020	$5

See notes

U.S. GROWTH LEADERS FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (92%)

Consumer Discretionary (16%)
6,200	American Eagle Outfitters, Inc.	$315
3,700	Coach Inc. (b)	208
6,200	Constellation Brands, Inc. (b)	322
4,300	D.R. Horton, Inc.	171
2,000	eBay Inc. (b)	163
5,600	Hovnanian Enterprises, Inc. (b)	293
6,800	International Game Technology	213
2,600	KB Home	282
4,600	Lowe’s Cos, Inc.	262
2,500	Nike Inc. - Cl. B	217
8,400	PETsMart Inc.	254

Consumer Staples (4%)
6,500	CVS Corp.	301
4,800	Gillette Co.	243
2,000	Whole Foods Market Inc.	179

Energy (4%)
5,100	Occidental Petroleum Corp.	298
7,100	Valero Energy Corp.	369

Financials (13%)
3,400	Allstate Corp.	171
3,700	Bank of America Corporation	172
3,800	Franklin Resources, Inc.	258
3,000	Freddie Mac Corp.	196
4,000	Golden West Financial Corp.	258
1,600	Goldman Sachs Group, Inc.	173
3,300	Moody’s Corp.	276
6,600	Prudential Financial Inc.	356
4,200	Simon Property Group Inc.	249
4,600	W. R. Berkley Corp.	219

Health Care (15%)
4,600	Amgen Inc. (b)	286
5,500	Barr Pharmaceuticals Inc. (b)	262
8,100	Celgene Corp. (b)	221
3,900	DENTSPLY International Inc.	219
6,600	Eon Labs Inc. (b)	169
2,900	Express Scripts, Inc. (b)	215
11,000	Pfizer, Inc.	266
6,300	PHARMACEUTICAL HOLDRs Trust	432
6,000	Stryker	295
7,100	VCA Antech, Inc. (b)	132
4,100	Wyeth	162

Industrials (16%)
4,800	Danaher Corp	263
3,100	FedEx Corp.	297
5,400	Frontline Ltd.	274
4,800	General Electric Co.	173
7,800	MSC Industrial Direct Co.	270
5,700	Northrop Grumman Corp.	296
9,500	Pentair Inc.	420
4,900	Rockwell Automation, Inc.	278
11,320	Ship Finance International	258
3,400	Yellow Roadway Corporation (b)	193

Materials (4%)
7,200	Consol Energy Inc.	304
3,800	Dow Chemical Co.	189
4,400	Ecolab, Inc.	148

Technology (17%)
2,500	Adobe Systems	142
8,000	Advanced Micro Devices (b)	126
5,200	Alliance Data Systems Corp. (b)	226
6,600	Ametek Inc.	252
8,400	Autodesk, Inc.	247
10,200	Cognizant Technology Solutions Corp. (b)	387
2,600	Getty Images, Inc. (b)	181
9,700	Intel Corporation	218
1,600	International Business Machines Corp.	150
13,700	Oracle Corp. (b)	189
8,900	Qualcomm, Inc.	331
6,700	Rambus Inc. (b)	121
15,000	Siebel Systems, Inc. (b)	131
8,500	Yahoo!, Inc. (b)	299

Telecommunications (3%)
5,200	Comcast Corporation (b)	167
17,300	Nextel Partners, Inc. (b)	344

Total Common Stocks		15,951

Investment Companies (8%)
1,396,559	Bunker Hill Money Market Fund *	1,397

Total (Cost - $15,365) (a) (100%)		17,348

Liabilities in excess of Other Assets (-0%)		(1)

Net Assets (100%)		$17,347

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,304
Unrealized depreciation	(321)

Net unrealized appreciation	$1,983

(b)	Non-income producing security

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
5	S&P 500	Mar-05	$1,477	$(12)

See notes

SMALL CAP LEADERS FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Common Stocks (92%)

Consumer Discretionary (17%)
3,700	Aaron Rents, Inc.	$78
2,500	Brookfield Homes Corp.	89
3,300	CEC Entertainment Inc. (b)	129
1,800	DreamWorks Animation SKG, Inc. (b)	64
3,500	Fossil Inc. (b)	98
2,100	Guitar Center Inc. (b)	120
2,800	Meritage Homes Corp.	181
2,500	Polaris Industries Inc.	169
3,800	Quiksilver, Inc. (b)	113
4,800	Sonic Corp. (b)	153
2,600	Stanley Furniture Co., Inc.	121
2,700	Winnebago Industries, Inc.	93

Consumer Staples (5%)
5,000	Corn Products International, Inc.	147
3,100	Hansen Natural Corporation (b)	127
1,900	P.F. Chang’s China Bistro, Inc. (b)	106

Energy (7%)
2,700	Cal Dive International, Inc. (b)	118
5,600	Frontier Oil	157
5,800	Patina Oil & Gas Corp.	213
2,900	Unit Corp. (b)	106

Financial (8%)
2,300	First BanCorp	124
2,600	New Century Financial Corp.	156
2,000	Redwood Trust Inc.	113
3,100	UCBH Holding Inc.	137
5,600	Vineyard National Bancorp Co.	172

Health Care (14%)
3,900	Accredo Health, Inc. (b)	116
3,600	Amerigroup Corp. (b)	148
2,400	Arthrocare Corp. (b)	71
4,600	Bone Care International Inc. (b)	130
1,400	Cerner Corp. (b)	70
2,700	Dionex Corp. (b)	160
4,000	Dr. Reddy’s Labs - ADS	68
1,800	IDEXX Laboratories, Inc. (b)	104
2,600	Pharmaceutical Product Development (b)	108
1,400	ResMed, Inc. (b)	72
1,900	The Cooper Companies, Inc.	146

Industrials (13%)
4,000	Acuity Brands Inc.	110
3,800	Cognex Corp	99
1,900	Curiss-Wright Corp.	98
2,100	Engineered Support Systems Inc.	122
4,100	IDEX Corp.	158
3,800	Landstar System, Inc. (b)	132
2,000	Roper Industries, Inc.	116
2,000	Toro Co.	166
4,000	Wesco International, Inc. (b)	135

Materials (4%)
3,400	Florida Rock Industries Inc.	212
3,200	Massey Energy Co.	121

Technology (23%)
1,700	Avid Technology, Inc. (b)	107
3,100	BEI Technologies Inc.	87
3,400	Cymer Inc. (b)	90
5,500	DiamondCluster International, Inc. (b)	82
3,300	DSP Group Inc. (b)	82
3,000	FactSet Research System Inc.	160
1,400	Flir Systems Inc. (b)	85
1,900	Global Payments Inc.	109
2,400	Hyperion Solutions Corp. (b)	115
8,500	JDA Software Group (b)	102
1,600	Kronos Inc. (b)	86
8,700	Radiant Systems, Inc. (b)	52
1,600	Rogers Corp. (b)	68
8,900	Skyworks Solutions Inc.	68
2,000	SRA International, Inc. (b)	111
5,700	Standard Microsystems Corp. (b)	90
2,500	Take-Two Interative Software (b)	89
3,400	Trimble Navigation Limited (b)	121
3,400	Varian Semiconductor Equipment Associates, Inc. (b)	117
1,800	Websense Inc. (b)	97

Telecommunication (1%)
9,800	Alamosa Holdings Inc. (b)	125

Total Common Stocks		7,789

Investment Companies (14%)
1,222,562	Bunker Hill Money Market Fund *	1,223

Total (Cost - $8,126) (a) (106%)		9,012

Liabilities in excess of Other Assets (-6%)		(515)

Net Assets (100%)		$8,497

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,092
Unrealized depreciation	(206)

Net unrealized appreciation	$886

(b)	Non-income producing security

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Depreciation
4	NASDAQ 100	Mar-05	$610	$(32)

See notes

BUNKER HILL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (a) (57%)
4,500,000	FFCB Disc Note, 1.19%, 2/15/05	4,498
9,000,000	FFCB Disc Note, 2.07%, 9/15/05	8,864
6,000,000	FFCB Disc Note, 2.14%, 7/5/05	5,944
20,000,000	FFCB Disc Note, 2.25%, 2/28/05	19,967
4,000,000	FHLB Disc Note, 1.13%, 3/11/05	3,995
6,000,000	FHLB Disc Note, 1.28%, 4/27/05	5,999
25,000,000	FHLB Disc Note, 2.27%, 2/11/05	24,984
2,000,000	FHLB Disc Note, 2.35%, 3/9/05	1,995
5,000,000	FHLMC Disc Note, 1.35%, 4/5/05	4,988
10,000,000	FHLMC Disc Note, 2.16%, 8/23/05	9,876
12,000,000	FHLMC Disc Note, 2.27%, 5/3/05	11,929
8,000,000	FHLMC Disc Note, 2.67%, 7/12/05	7,902
4,000,000	FMNA Disc Note, 1.24%, 2/4/05	4,000
3,250,000	FMNA Disc Note, 1.76%, 5/27/05	3,250
20,000,000	FMNA Disc Note, 2.24%, 2/7/05	19,992
5,000,000	FMNA Disc Note, 2.29%, 9/12/05	5,000
5,000,000	FMNA Disc Note, 2.62%, 2/1/05	5,000
35,000,000	TVA Disc Note, 2.47%, 2/17/05	34,965
Investment Companies (2%)
6,817,676	Dreyfus Treasury Cash Management Fund	6,818

Total (Cost - $189,966) (59%)		189,966

Repurchase Agreements (41%)
25,000,000	Goldman Sachs/BoNY Tri Party, 2.30%, 2/3/05 (b)	25,000
25,000,000	Goldman Sachs/BoNY Tri Party, 2.48%, 2/8/05 (b)	25,000
79,900,000	Morgan Stanley/BoNY Tri Party, 2.50%, 2/1/05 (c)	79,900

		129,900

Liabilities in excess of Other Assets (-0%)		(396)

Net Assets (100%)		$319,470

(a)	Discount rate at time of purchase.
(b)	The Goldman Sachs/ Bank of New York repurchase agreements dated 1/6/05 and maturing 2/3/05 with proceeds of $25,045, and dated 1/28/05 and maturing 2/8/05 with proceeds of $25,019 are collateralized by the following security:

Security Description	Value
FNMA, 0.00%, 3/16/05	$51,001

(c)	The Morgan Stanley/Bank of New York repurchase agreement dated 1/31/05 with proceeds of $ 79,906 is collateralized by the following securities:

Security Description	Value
FNMS, 5.00%, 3/1/34	9,774
FNMS, 5.00%, 1/1/25	18,025
FMAR, 3.26% 7/1/33	17,916
FGPC, 6.00%, 4/1/29	17,579
FNMS, 4.5% 8/1/33	18,050

$81,344

See notes

LIMITED MATURITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (29%)
4,447,583	ABFC 2004-OPT4 A2, 2.24%, 4/25/34	$4,450
1,976,375	Ameriquest Mortgage Securities Inc., 2.30%, 1/25/34	1,980
3,692,246	BMW Vehicle Owner Trust, 1.94%, 2/25/07	3,674
8,700,000	BOIT 2002-A4, 2.94%, 6/16/08	8,685
5,304,450	Capital Auto Receivables Asset Trust, 1.40%, 5/15/06	5,281
3,534,161	Capital One Auto Finance Trust, 2001-A A4, 5.40%, 5/15/08	3,571
3,500,000	CARAT 2004-1, 2.00%, 11/15/07	3,447
2,751,871	Centex Home Equity, 2.13%, 3/25/34	2,752
3,735,676	Chase Manhattan Auto Owner Trust, 5.07%, 2/15/08	3,744
2,100,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	2,104
1,709,800	DaimlerChrysler Auto Trust, 1.41%, 11/8/06	1,701
1,500,000	DCAT 2003-B, 2.25%, 8/8/07	1,488
2,000,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	2,001
3,230,543	First Franklin Mortgage Loan, 2.17%, 11/25/34	3,230
7,005,730	Ford Credit Auto Owner Trust, 4.36%, 9/15/06	7,028
3,000,000	HAMNT 2003-3 B, 2.16%, 8/15/08	3,005
1,096,820	Household Automotive Trust, 5.39%, 8/17/08	1,111
4,497,677	IMM 2004-7 1A1, 2.30%, 11/25/34	4,500
6,111,059	MSAC 2004-HE6 A2, 2.27%, 8/25/34	6,112
3,647,294	MSAC 2004-NC5, 2.23%, 5/25/34	3,654
5,696,357	NCHET 2004-3 A2, 2.36%, 11/25/34	5,711
3,204,093	Nissan Auto Receivables Owner Trust, 1.40%, 7/17/06	3,188
9,000,000	RART 2003-2 A3, 2.31%, 1/15/08	8,929
4,991,000	WALT 2003-1, 2.58%, 3/15/10	4,911
3,353,490	Whole Auto Loan Trust, 2.60%, 8/15/06	3,350
4,210,000	World Omni Auto Receivables Trust, 2.58%, 9/15/09	4,152

Commercial Paper (1%)
3,900,000	HBOS Treasury Srvcs, 1.00%, 3/22/05	3,887

Corporate Bonds (34%)
2,600,000	America Movil SA de CV, 2.735%, 4/27/07	2,606
3,000,000	American Express Credit Corp., 2.03%, 9/19/06	3,005
1,200,000	Appalachian Power Company, 4.80%, 6/15/05	1,208
2,750,000	ASIF Global Financing, 2.21%, 5/3/07 (b)	2,749
2,415,000	British Telecom PLC, 7.875%, 12/15/05	2,507
1,045,000	Caterpillar Financial Services Corp., 5.95%, 5/1/06	1,077
2,750,000	Centex Corp., 2.98%, 8/1/07	2,748
2,000,000	CIT Group Inc., 1.94%, 5/18/07	2,003
2,500,000	Citigroup Inc., 6.75%, 12/1/05	2,571
1,300,000	Corp Andina De Fomento, 2.46%, 1/26/07	1,301
2,750,000	Countrywide Home Loan, 1.92%, 8/25/06	2,750
2,800,000	Cox Communications Inc., 3.03%, 12/14/07 (b)	2,805
3,200,000	DaimlerChrysler NA, 2.34%, 9/10/07	3,210
2,400,000	Deutsche Telekom, 8.25%, 6/15/05	2,444
2,300,000	Dominion Resources Inc., 7.625%, 7/15/05	2,346
3,250,000	Eli Lilly & Co., 1.79%, 8/24/07	3,249
2,400,000	EOP Operating LP, 6.625%, 2/15/05	2,403
4,000,000	Ford Motor Credit Co., 2.79%, 9/28/07	3,957
2,753,000	FPL Group Capital Inc., 2.28%, 3/30/05	2,753
2,750,000	General Electric Cap Corp., 1.95%, 3/9/07	2,753
1,000,000	General Motors Acceptance Corp., 2.58%, 3/20/07	984
3,000,000	GMAC, 3.02%, 7/16/07	2,948
2,750,000	Goldman Sachs Group, 1.77%, 5/11/07	2,752
2,500,000	Honeywell Int’l, 6.875%, 10/3/05	2,558
3,000,000	Household Finance Corp., 2.61%, 11/16/09	3,003
1,800,000	John Deere Capital Corp., 2.30%, 7/11/05	1,802
3,000,000	JPMorgan Chase & CO, 2.77%, 1/25/08	2,997
1,300,000	Kinder Morgan Inc., 6.65%, 3/1/05	1,304
925,000	Lehman Brothers Holdings, 6.25%, 5/15/06	958
1,000,000	Masco Corp. 144A, 2.7%, 3/9/07 (b)	1,002
1,440,000	Masco Corp., 6.75%, 3/15/06	1,494
1,300,000	MBNA America Bank NA, 7.75%, 9/15/05	1,334
2,500,000	Merrill Lynch, 2.235%, 1/26/07	2,502
3,500,000	Morgan Stanley, 2.795%, 1/18/08	3,504
1,550,000	National Rural Utilities, 6.00%, 5/15/06	1,599
2,000,000	Nationwide Building Society 144A, 2.20%, 7/20/07 (b)	2,000
2,000,000	Nisource Finance Corp., 7.625%, 11/15/05	2,065
2,900,000	Norfolk Southern Corp., 8.375%, 5/15/05	2,943
1,711,000	PG&E Corp., 2.72%, 4/3/06	1,713
1,345,000	Republic of Chile, 2.52%, 1/28/08	1,356
2,615,000	Simon Property Group, 7.375%, 1/20/06	2,705
4,500,000	SLM Corp, 2.78%, 1/25/08	4,496
2,050,000	Southtrust Bank NA, 1.93%, 6/14/07	2,051
2,400,000	Sprint Capital Corp., 7.90%, 3/15/05	2,415
2,500,000	Time Warner Inc., 5.625%, 5/1/05	2,516
1,200,000	TXU Energy, 2.84%, 1/17/06 (b)	1,203
800,000	United Mexican States, 2.75%, 1/13/09	812
2,625,000	Viacom Inc., 7.75%, 6/1/05	2,664
4,000,000	Wachovia Corp., 2.17%, 7/20/07	4,000
1,300,000	Wal-Mart Stores, 1.238%, 2/22/05	1,300
1,500,000	Washington Mutual, 2.45%, 7/25/06	1,507
2,900,000	Wells Fargo & Co., 1.97%, 9/15/06	2,903

Mortgage Backed Securities (14%)
792,580	ABN Amro Mortgage Corp., 5.85%, 6/25/32	796
2,329,613	BALTA 2004-2 1A1, 2.66%, 3/25/34	2,304
3,624,684	BSARM 2004-4 A1B, 3.517%, 6/25/34	3,626
2,451,448	Crusade Global Trust, 2.27%, 1/17/34	2,455
114,044,211	CWALT 2004-J5 2AIO, .75%, 12/26/06	713
1,334,360	FHLMC #2239, 2.32%, 3/15/24	1,342
1,915,503	FHLMC #846423, 3.57%, 5/1/25	1,971
3,580,000	FHLMC, 3.50%, 8/15/15	3,576
303,767	FHR # 2395 FT, 2.32%, 12/15/31	306
4,170,837	FHR 2665 NA, 5.00%, 3/15/13	4,201
996,261	FNMA #543364, 3.56%, 5/1/21	1,023
1,651,191	FNMA #613633, 2.68%, 10/1/26	1,686
707,013	FNMA ARM, 5.06%, 4/1/28	726
248,588	FNMA, 2.08%, 2/25/18	249
1,089,554	GNMA, 2.34%, 11/16/29	1,096
5,500,000	GRAN 2004-3 1A3, 2.02%, 9/20/44	5,500
2,332,727	HMBT 2004-1 2A, 2.36%, 8/25/29	2,335
2,133,477	MSM 2004-2AR 1A, 5.22%, 2/25/34	2,158
1,553,767	Prime Mortgage Trust, 5.50%, 6/25/33	1,553
5,139,109	SARM 2004-13 A1, 3.74%, 9/25/34	5,291
2,419,112	Sequoia Mortgage Trust, 2.31%, 10/20/27	2,423
2,676,409	Structured Asset Mortgage Investments Inc., 4.87%, 7/25/32	2,749
886,448	Washington Mutual, 2.96%, 12/25/40	889

Municipal Bond (2%)
3,500,000	Florida Edl Ln Marketing Corp., 2.00%, 12/1/38	3,500
3,400,000	Sales Tax Asset Receivable Corp, NY 2.59%, 10/15/05	3,391

U.S. Government Agency (19%)
34,000,000	FHLB Disc Note, 2.40%, 3/28/05 (c)	33,873
10,000,000	FHLMC Disc Note, 2.54%, 11/15/05 (c)	9,761
25,000,000	FNMA Disc Note, 2.43%, 4/6/05 (c)	24,889

Investment Companies (2%)
9,018,529	Bunker Hill Money Market Fund *	9,018

Total (Cost - $361,706) (a) (101%)		360,881

Liabilities in excess of Other Assets (-1%)		(4,917)

Net Assets (100%)		$355,964

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$164
Unrealized depreciation	(989)

Net unrealized depreciation	$(825)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(c)	Discount rate at time of purchase.

See notes

SHORT BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (19%)
4,000,000	COMET 2003-A6, 2.95%, 8/17/09	$3,962
1,610,000	COMT 2000-3, 7.90%, 10/15/10 (b)	1,759
1,436,748	CWL 2003-BC2 2A1, 2.23%, 6/25/33	1,441
3,000,000	CWL 2004-AB2, 2.64%, 12/31/34	3,002
6,500,000	CXHE 2005-A, 2.60%, 7/25/34	6,500
2,550,000	Distribution Financial Services Floorplan Master, 2.26%, 4/15/07	2,551
4,000,000	HAROT 2003-4 A4, 2.79%, 3/16/09	3,941
4,600,000	LBMLT 2005-1, 2.63%, 2/25/35	4,600
6,500,000	MSAC 2005-HE1 A2MZ, 2.8444%, 12/25/34	6,500
5,696,357	NCHET 2004-3 A2, 2.36%, 11/25/34	5,711
6,500,000	OOMLT 2005-1, 2.6825%, 2/25/35	6,500
6,500,000	RASC 2005-KS1 A2, 2.63%, 5/25/34	6,500
1,896,552	Residential Funding Mortgage Securities, 2.06%, 7/25/18	1,896
5,235,416	SLM Student Loan Trust, 2.02%, 6/15/16	5,245
7,800,000	WALT 2004-1, 3.26%, 3/15/11	7,703

Corporate Bonds (26%)
650,000	Allied Waste NA, 7.625%, 1/1/06	665
630,000	American Standard, 7.375%, 2/1/08	687
700,000	AmerisourceBergen Corp., 8.125%, 9/1/08	774
650,000	Autonation Inc., 9.00%, 8/1/08	731
500,000	Bowater Inc., 4.88%, 3/15/10	508
1,492,500	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,513
700,000	British Telecom PLC, 7.875%, 12/15/05	727
3,440,000	Clear Channel Communication, 6.00%, 11/1/06	3,552
3,400,000	Continental Cablevision, 8.30%, 5/15/06	3,587
1,500,000	Corp Andina De Fomento, 2.46%, 1/26/07	1,501
3,500,000	Credit Suisse FB USA, 5.75%, 4/15/07	3,650
325,000	CSC Holdings Inc., 8.125%, 07/15/09	357
650,000	D.R. Horton, Inc., 8.00%, 2/1/09	726
1,495,916	Da Vita Inc. Loan, 3.87%, 3/31/09	1,496
3,500,000	DaimlerChrysler NA Holding Corp., 6.40%, 5/15/06	3,626
3,730,000	Devon Energy Corp., 2.75%, 8/1/06	3,676
825,918	DirecTV Holdings LLC, 4.07%, 3/6/10	837
700,000	Echostar DBS Corp., 5.26%, 10/1/08	722
100,000	Echostar DBS Corp., 6.375%, 10/1/11	102
5,560,000	Ford Motor Credit Co, 4.95%, 1/15/08	5,514
3,410,000	France Telecom, 7.95%, 3/1/06	3,562
1,700,000	Freescale Semiconductor, 4.82%, 7/15/09	1,764
800,000	Gap Inc., 6.90%, 9/15/07	856
1,400,000	General Motors Acceptance Corp., 2.58%, 3/20/07	1,377
4,940,000	General Motors Acceptance Corp., 5.625%, 5/15/09	4,830
750,000	Georgia-Pacific Corp., 7.50%, 5/15/06	781
750,000	Harrahs Operating Co., 7.875%, 12/15/05	776
800,000	HCA Inc., 7.875%, 2/1/11	879
384,000	Host Marriott Corp., 7.875%, 8/1/08	394
3,480,000	Household Finance Corp., 5.75%, 1/30/07	3,615
3,510,000	Intl Lease Finance Corp., 5.625%, 6/1/07	3,651
3,540,000	John Deere Capital Corp., 5.125%, 10/19/06	3,629
1,000,000	JPMorgan Chase & CO, 2.77%, 1/25/08	999
750,000	KB Home, 8.625%, 12/15/08	847
250,000	Mandalay Resort Group, 10.25%, 8/1/07	283
500,000	Mandalay Resort Group, 6.45%, 2/1/06	512
800,000	MGM Mirage Inc., 6.00%, 10/1/09	816
3,500,000	Morgan Stanley, 2.235%, 7/27/07	3,501
2,000,000	Nisource Finance Corp., 7.625%, 11/15/05	2,065
1,200,000	Panamsat Corp., 6.375%, 1/15/08	1,245
650,000	Park Place Entertainment Corp., 7.875%, 12/15/05	672
175,000	Park Place Entertainment Corp., 9.375%, 2/15/07	191
650,000	Penney (JC) Co., 7.60%, 4/1/07	696
685,000	Rogers Wireless Inc., 5.455%, 12/15/10 (b)	721
650,000	Ryland Group, 8.00%, 8/15/06	690
1,500,000	Saks Inc., 8.25%, 11/15/08	1,646
3,480,000	Sprint Capital Corp., 6.00%, 1/15/07	3,617
800,000	SPX Corp., 6.25%, 6/15/11	856
750,000	Starwood Hotels Resorts, 7.375%, 5/1/07	798
3,480,000	Time Warner Inc., 6.15%, 5/1/07	3,650
650,000	Unisys Corp., 8.125%, 6/1/06	679
3,510,000	Viacom Inc., 5.625%, 5/1/07	3,647

Foreign Government (2%)
413,051	Croatia, 2.81%, 7/31/06	413
1,300,000	Republic of Brazil, 14.50%, 10/15/09	1,705
3,070,000	Russian Federation 144A, 10.00%, 6/26/07 (b)	3,446

Mortgage Backed Securities (52%)
8,930,647	AHM 2004-4, 2.71%, 2/25/45	8,931
3,978,411	BSABS 2004-SD2 A3, 4.63%, 3/25/44	4,001
4,280,000	BSCMS 2004-PWR3 A2, 3.869%, 2/11/41	4,231
9,500,000	CCCIT 2004-A1, 2.55%, 1/20/09	9,316
2,451,448	Crusade Global Trust, 2.27%, 1/17/34	2,456
2,780,000	CSFB 2004-C3 A3, 4.302%, 7/15/36	2,789
7,781,282	FH ARM #782784, 4.43%, 10/1/34	7,790
812,941	FHLMC # 1B02324, 5.74%, 4/1/32	837
9,153,239	FHLMC, 3.50%, 11/15/09	9,165
1,602,026	FHLMC, 3.50%, 6/15/17	1,600
2,880,000	FHLMC, 3.50%, 8/15/15	2,877
6,168,000	FHR 2676 LT, 3.00%, 4/15/17	6,120
4,515,018	FN ARM #790762, 5.13%, 9/1/34	4,631
5,740,226	FN ARM #794797, 4.86%, 10/1/34	5,834
4,896,132	FNMA #708229, 4.32%, 4/1/33	4,979
3,140,583	FNMA #743821, 4.94%, 11/1/33	3,206
2,704,823	FNMA #755867, 4.31%, 12/1/33	2,734
5,924,983	FNMA #790764, 5.14%, 9/1/34	6,078
7,766,828	FNMA #794792, 5.25%, 10/1/34	7,965
2,481,318	FNMA, 3.50%, 9/25/09	2,483
3,890,000	GCCFC 2005-GG3, 4.305%, 8/10/42	3,909
1,418,910	GNR 2002-76, 2.68%, 1/16/31	1,419
4,300,000	Holmes Financing PLC, 2.22%, 1/15/08	4,308
4,026,899	INDX 2004-AR6, 5.506%, 8/25/34	4,100
8,000,000	LBUBS 2004-C1, 3.624%, 1/15/29	7,844
2,333,384	Medallion Trust, 2.10%, 12/21/33	2,336
498,938	Medallion Trust, 2.71%, 12/18/31	500
2,702,772	Mellon Residential Funding Corp., 2.71%, 11/15/32	2,702
8,861,568	MHL 2004-2 A1, 2.78%, 12/25/34	8,868
4,830,047	MLCC 2004-1, 4.779%, 12/25/34	4,832
550,911	Morgan Stanley Capital, 6.22%, 6/3/30	552
5,002,546	MSM 2004-5AR, 3.97%, 7/25/34	5,154
4,500,000	Permanent Financing PLC, 2.01%, 9/10/07	4,501
6,814,306	SAMI 2004-AR5, 3.726%, 10/19/34	6,968
3,187,891	SARM 2004-14 1A, 5.13%, 10/25/34	3,232
6,028,917	SASC 2003-37A 6A, 5.00%, 12/25/33	6,093
1,727,937	Sequoia Mortgage Trust, 2.31%, 10/20/27	1,731
6,000,000	WAMU 2005-AR1, 2.74%, 5/6/34	5,998
7,111,769	WFMBS 2004-I, 3.39%, 7/25/34	7,081

U.S. Treasury (33%)
45,000,000	U.S. Treasury Note, 2.50%, 5/31/06	44,661
3,690,000	U.S. Treasury Note, 2.50%, 9/30/06	3,648
63,000,000	U.S. Treasury Note, 2.875%, 11/30/06	62,591
6,000,000	U.S. Treasury Note, 3.00%, 11/15/07	5,937

Investment Companies (1%)
3,625,786	Bunker Hill Money Market Fund *	3,626

Total (Cost - $464,063) (a) (133%)		463,185

Liabilities in excess of Other Assets (-33%)		(115,891)

Net Assets (100%)		347,294

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$595
Unrealized depreciation	(1,473)

Net unrealized depreciation	$(878)

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Pay Fixed U.S. 5 year IR Swap	Jan-10	$1,100	$2

		$1,100	$2

See notes

U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (38%)
370,815	FHLMC # 1B02324, 5.74%, 4/1/32	$382
1,380,286	FHLMC # 2659, 3.00%, 12/15/21	1,362
815,116	FHLMC ARM # 789582, 5.78%, 7/1/32	838
1,668,259	FHR 2676 KM, 3.50%, 12/15/13	1,666
1,700,000	FHR 2676 LT, 3.00%, 4/15/17	1,687
1,758,199	FHR 2852 TU, 3.50%, 1/15/13	1,752
715,912	FN ARM # 790762, 5.13%, 9/1/34	734
912,997	FN ARM # 794797, 4.86%, 10/1/34	928
854,882	FNMA # 380459, 6.27%, 7/1/05	855
1,979,974	FNMA # 708229, 4.32%, 4/1/33	2,013
1,475,358	FNMA # 755867, 4.31%, 12/1/33	1,492
938,517	FNMA # 790764, 5.14%, 9/1/34	963
1,235,414	FNMA # 794792, 5.25%, 10/1/34	1,267
1,400,000	FNMA, 3.50%, 11/25/09	1,401
1,853,650	FNMA, 3.50%, 12/25/10	1,857
554,816	GNMA, 7.50%, 8/15/14	591

U.S. Government Agency (19%)
1,500,000	FHLB, 1.875%, 6/15/06	1,471
1,250,000	FHLB, 2.50%, 12/12/06	1,226
1,000,000	FHLB, 3.20%, 11/29/06	996
1,230,000	FNMA, 2.50%, 6/15/08	1,181
3,500,000	FNMA, 3.25%, 1/15/08	3,457
900,000	FNMA, 4.25%, 5/15/09	913
850,000	FNMA, 5.00%, 1/15/07	875

U.S. Treasury (42%)
2,540,000	U.S. Treasury Bill, 2.35%, 4/28/05 (b)	2,525
3,800,000	U.S. Treasury Note, 2.625%, 3/15/09	3,661
2,750,000	U.S. Treasury Note, 2.625%, 5/15/08	2,678
400,000	U.S. Treasury Note, 2.75%, 8/15/07	394
3,000,000	U.S. Treasury Note, 3.125%, 10/15/08	2,957
4,150,000	U.S. Treasury Note, 3.25%, 8/15/07	4,139
2,300,000	U.S. Treasury Note, 4.00%, 6/15/09	2,334
3,360,000	U.S. Treasury Note, 4.375%, 8/15/12	3,448

Investment Companies (1%)
500,329	Bunker Hill Money Market Fund *	500

Total (Cost - $53,008) (a) (100%)		52,543

Other Assets, net of Liabilities (0%)		205

Net Assets (100%)		$52,748

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$30
Unrealized depreciation	(495)

Net unrealized depreciation	$(465)

(b)	Discount rate at time of purchase.

See notes

GNMA FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Mortgage Backed Securities (151%)
2,917,981	FH ARM # 782784, 4.43%, 10/1/34	$2,921
1,877,333	FHLMC # 780444, 5.76%, 3/1/33	1,928
1,307,126	FHLMC # 789984, 5.24%, 11/1/32	1,347
1,302,658	FHLMC # 846489, 3.49%, 7/1/19	1,343
1,222,674	FHLMC ARM # 789582, 5.78%, 7/1/32	1,257
331,090	FHR 1256 CB, 2.57%, 4/15/22	331
2,914,969	FNMA # 665367, 2.81%, 8/1/32	3,014
3,731,134	FNMA # 753498, 4.83%, 11/1/33	3,796
530,227	FNMA, 8.50%, 9/1/10	564
366,526	FNMA, 9.00%, 8/1/10	391
547,038	FNW 2004-W8, 2.18%, 6/25/44	546
981,038	GNMA # 2591, 7.00%, 5/20/28	1,039
687,439	GNMA # 780619, 7.00%, 8/15/12	731
1,103,244	GNMA # 780853, 9.00%, 1/15/10	1,195
395,266	GNMA # 780900, 8.00%, 7/15/12	421
1,675,371	GNMA # 781412, 6.50%, 2/15/17	1,783
1,436,159	GNMA # 781445, 8.00%, 11/15/31	1,559
707,838	GNMA # 80346, 4.50%, 11/20/29	719
77,140	GNMA # 3029, 8.50%, 1/20/31	84
7,129,170	GNMA # 3515, 5.50%, 2/20/34	7,312
8,667,658	GNMA # 3599, 6.50%, 8/20/34	9,104
1,572,873	GNMA # 552713, 7.00%, 8/15/32	1,670
444,516	GNMA # 579079, 7.00%, 12/15/31	472
1,150,245	GNMA # 582100, 7.50%, 4/15/32	1,234
607,300	GNMA # 592286, 7.50%, 1/15/33	652
4,000,000	GNMA # 616826, 5.50%, 1/15/35	4,107
467,121	GNMA # 780759, 6.50%, 4/15/13	497
1,024,607	GNMA # 780852, 6.50%, 9/15/13	1,091
1,905,999	GNMA # 781324, 7.00%, 7/15/31	2,024
102,372	GNMA # 781335, 7.00%, 2/15/12	109
5,320,760	GNMA # 781527, 6.00%, 11/15/32	5,534
544,321	GNMA # 8006, 4.75%, 7/20/22	552
409,429	GNMA # 8041, 4.75%, 8/20/22	415
1,768,872	GNMA # 80612, 3.50%, 6/20/32	1,790
645,116	GNMA # 8062, 4.625%, 10/20/22	658
793,453	GNMA # 8228, 4.75%, 7/20/23	803
748,315	GNMA # 8301, 4.625%, 10/20/23	760
1,421,465	GNMA # 8302, 4.625%, 10/20/23	1,446
857,785	GNMA # 8339, 4.625%, 12/20/23	871
600,636	GNMA # 8867, 4.625%, 11/20/21	612
461,628	GNMA 1999-37 FJ, 2.44%, 10/16/29	466
1,062,611	GNMA 2002-24 FA, 2.39%, 4/16/32	1,070
820,941	GNMA 2002-24, 2.44%, 4/16/32	826
752,529	GNMA 2002-24, 2.44%, 4/16/32	759
919,207	GNMA 591551, 7.00%, 7/15/32	976
6,535,938	GNMA ARM # 3584, 6.00%, 7/20/34	6,785
17,700,000	GNMA TBA, 5.00%, 2/1/35 (b)	17,811
20,350,000	GNMA TBA, 5.50%, 2/1/35 (b)	20,871
17,900,000	GNMA TBA, 6.00%, 2/1/35 (b)	18,588
4,400,000	GNMA TBA, 6.50%, 2/1/35 (b)	4,631
1,591,542	GNMA, 2.29%, 9/16/31	1,599
586,838	GNMA, 2.31%, 3/20/29	587
1,459,549	GNMA, 2.34%, 11/16/29	1,468
214,734	GNMA, 2.39%, 5/16/32	216
2,517,815	GNMA, 2.44%, 11/16/29	2,536
2,615,965	GNMA, 2.46%, 9/20/30	2,632
584,064	GNMA, 4.625%, 10/20/21	594
516,432	GNMA, 6.50%, 2/15/09	544
146,354	GNR 2000-26 F, 2.31%, 6/20/30	147
1,073,091	GNR 2000-9 FH, 2.39%, 2/16/30	1,081
1,316,607	GNR 2001-19, 2.601%, 5/16/31	1,324
4,017,981	GNR 2002-11, 2.91%, 2/20/32	4,032
975,971	GNR 2002-4 FY, 2.34%, 1/16/32	978
3,598,111	GNR 2002-48 FT, 2.09%, 12/16/26	3,607
1,533,957	GNR 2002-76, 2.09%, 1/16/31	1,534
1,322,865	GNR 2002-76, 2.707%, 12/16/26	1,327
5,000,000	GNR 2003-1QK, 4.00%, 2/16/26	5,001

U.S. Government Agency (6%)
4,000,000	FHLB Disc Note, 2.29%, 2/16/05 (c)	3,996
2,000,000	FHLMC Disc Note, 2.27%, 3/14/05 (c)	1,994

Investment Companies (2%)
2,370,510	Bunker Hill Money Market Fund *	2,371

Total (Cost - $176,490) (a) (159%)		177,033

Liabilities in excess of Other Assets (-59%)		(65,557)

Net Assets (100%)		$111,476

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$963
Unrealized depreciation	(420)

Net unrealized appreciation	$543

(b)	Security was purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value	Unrealized Appreciation
80	U.S. Treasury 2 Year Note Future	Mar-05	$16,725	$28

See notes

REAL RETURN FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Inflation Indexed Securities (93%)
60,302	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10 (b)	$60
94,337	U.S. Treasury Inflation Indexed, 1.875%, 7/15/13 (b)	97
135,353	U.S. Treasury Inflation Indexed, 2.00%, 07/15/14 (b)	140
98,923	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14 (b)	103
51,515	U.S. Treasury Inflation Indexed, 2.375%, 1/15/25 (b)	55
106,954	U.S. Treasury Inflation Indexed, 3.00%, 7/15/12 (b)	119
90,131	U.S. Treasury Inflation Indexed, 3.375%, 1/15/07 (b)	95
33,241	U.S. Treasury Inflation Indexed, 3.375%, 1/15/12 (b)	38
26,901	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	36
57,980	U.S. Treasury Inflation Indexed, 3.50%, 1/15/11 (b)	66
93,106	U.S. Treasury Inflation Indexed, 3.625%, 1/15/08 (b)	100
89,467	U.S. Treasury Inflation Indexed, 3.625%, 4/15/28 (b)	118
83,591	U.S. Treasury Inflation Indexed, 3.875%, 1/15/09 (b)	93
101,922	U.S. Treasury Inflation Indexed, 3.875%, 4/15/29 (b)	140
58,847	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10 (b)	68

Mortgage Backed Securities (42%)
2,594,032	CWALT 2004-J7 2A, .55%, 2/25/07	12
598,540	CWALT 2004-J4 1A IO, 1.50%, 6/25/34	7
41,068	CWHL 2004-7 6A1, 3.68%, 5/25/34	42
21,866	FHLMC Structured, 1.842%, 8/15/08	21
70,354	FHLMC, 2.42%, 2/15/32	71
36,225	FNMA #753498, 4.83%, 11/1/33	37
522,752	FNMA, 1.268%, 3/25/34	18
75,188	FNMA, 4.32%, 2/25/44	77
57,466	GNMA 2002-24, 2.44%, 4/16/32	58
48,158	Impac CMB Trust, 2.25%, 3/25/34	48
26,669	MSM 2004-2AR 1A, 5.22%, 2/25/34	27
31,381	Residential Accredit Loans Inc., 2.23%, 3/25/34	31
311,361	SAMI 2005-AR5 X, .8611%, 5/19/33	10
733,799	SEMT 2004-11 XA2, 1.15%, 12/20/34	21
30,428	Structured Asset Securities Corp., 4.20%, 3/25/33	31
40,595	Thornburg Mortgage Securities Trust, 2.20%, 3/25/44	41
30,000	WAMU 2005-AR1, 2.74%, 5/6/34	30
12,797	Washington Mutual, 2.86%, 4/25/44	13

U.S. Government Agency (8%)
120,000	FNMA Disc Note, 2.69%, 7/22/05 (c)	118

U.S. Treasury (41%)
100,000	U.S. Treasury Bill, 1.94%, 4/7/05 (c)	100
385,000	U.S. Treasury Bill, 2.18%, 3/24/05 (c)	384
110,000	U.S. Treasury Bill, 2.35%, 4/28/05 (c)	109

Investment Companies (6%)
79,968.8	Bunker Hill Money Market Fund *	80

Total (Cost - $2,693) (a) (190%)		2,714

Liabilities in excess of Other Assets (-90%)		(1,287)

Net Assets (100%)		$1,427

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$31
Unrealized depreciation	(10)

Net unrealized appreciation	$21

(b)	Security was purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.

See notes

CORE BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (18%)
2,195,972	Ameriquest Mortgage Securities Inc., 2.30%, 1/25/34	$2,200
4,132,170	ARMS II, 2.09%, 9/10/34	4,138
1,000,000	Bank One Issuance Trust, 2.86%, 5/15/08	1,003
7,600,000	Bank One Issuance Trust, 3.45%, 10/15/11	7,460
1,100,000	Chase Credit Card Master Trust, 2.34%, 5/15/09	1,100
14,709	Chase Funding Mortgage Loan Asset Backed, 2.15%, 10/25/30	15
4,600,000	COMET 2004-B2, 2.09%, 12/15/09	4,608
3,549,697	Crusade Global Trust, 2.27%, 1/17/34	3,556
1,951,809	CWL 2003-BC2 2A1, 2.23%, 6/25/33	1,957
6,000,000	CWL 2004-10 2AV2, 2.28%, 9/30/34	6,017
6,400,000	CWL 2004-7 2AV2, 2.28%, 12/25/34	6,419
200,000	DaimlerChrysler Master Owner Trust, 1.93%, 5/15/07	200
9,650,000	First National Master Note Trust, 1.97%, 8/15/08	9,660
3,000,000	FORDF 2004-1 B, 2.09%, 7/15/09	3,006
3,589,563	Los Angeles Arena Funding LLC 144A, 7.65%, 12/15/26 (c)	3,908
4,525,000	MBNA Credit Card Master Note Trust, 3.65%, 3/15/11	4,488
8,358,383	MSAC 2004-NC5, 2.23%, 5/25/34	8,374
6,300,000	Nissan Master Owner Trust Receivables, 1.93%, 9/15/08	6,306
11,400,000	Nomura Asset Securities Corp., 6.59%, 3/15/30	12,277
11,500,000	OOMLT 2005-1, 2.6825%, 2/25/35	11,500
4,820,000	RCFC 2002-1A 144A, 2.19%, 8/25/05 (c)	4,819
2,434,259	Samsung Capital Auto 144A, 2.29%, 5/23/08 (c)	2,436
17,305	Saxon Asset Securities Trust, 2.18%, 3/25/32	17
1,172,517	SuperAnnuation Members Home Loan, 2.01%, 12/1/28	1,174

Corporate Bonds (23%)
1,960,000	America Movil SA de CV, 5.50%, 3/1/14	1,974
2,540,000	Boston Properties Inc., 6.25%, 1/15/13	2,778
1,610,000	Capital One Bank, 5.75%, 9/15/10	1,704
720,000	Cellulosa Arauco, 5.125%, 7/9/13	712
3,450,000	Cendant Corp., 7.375%, 1/15/13	4,009
2,120,000	CIT Group Inc., 4.25%, 2/1/10	2,111
1,850,000	Citigroup Inc., 5.85%, 12/11/34	1,964
3,460,000	Clear Channel Communication, 7.65%, 9/15/10	3,912
1,260,000	Codelco Inc., 5.50%, 10/15/13	1,322
2,320,000	Countrywide Financial, 4.00%, 3/22/11	2,249
2,060,000	Credit Suisse First Boston, 6.125%, 11/15/11	2,248
980,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	1,068
3,500,000	Daimlerchrysler Na Holding, 8.50%, 1/18/31	4,483
4,030,000	Deutsche Telekom, 8.50%, 6/15/10	4,783
1,838,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	2,079
2,097,000	EOP Operating LP, 5.875%, 1/15/13	2,221
4,590,000	Ford Motor Co., 7.45%, 7/16/31	4,579
3,720,000	France Telecom, 8.50%, 3/1/11	4,439
2,140,000	General Motors Corp., 8.375%, 7/15/33	2,155
5,240,000	Goldman Sachs Capital, 6.345%, 2/15/34	5,613
1,935,000	Grupo Televisa SA, 8.00%, 9/13/11	2,249
2,280,000	HSBC Finance Corp., 4.12%, 11/16/09	2,265
3,890,000	International Paper, 5.85%, 10/30/12	4,196
2,310,000	Intl Lease Finance Corp., 4.35%, 9/15/08	2,325
2,030,000	Lehman Brothers Holdings, 6.625%, 1/18/12	2,275
1,730,000	May Department Stores, 5.75%, 7/15/14	1,793
2,500,000	Morgan Stanley, 2.235%, 7/27/07	2,500
3,060,000	Motorola Inc., 7.625%, 11/15/10	3,546
2,230,000	Nisource Finance Corp., 5.40%, 7/15/14	2,296
3,770,000	Pacific Gas & Electric, 6.05%, 3/1/34	4,052
3,350,000	Pulte Homes Inc., 7.875%, 8/1/11	3,886
3,720,000	Simon Property Group LP, 6.375%, 11/15/07	3,945
3,700,000	Sprint Capital Corp., 8.75%, 3/15/32	5,010
2,230,000	Telecom Italia Capital, 5.25%, 11/15/13	2,272
2,560,000	Telefonica Europe, 7.75%, 9/15/10	2,983
2,610,000	Telefonos De Mexico, 4.50%, 11/19/08	2,616
2,770,000	Time Warner Inc., 7.70%, 5/1/32	3,451
3,670,000	TXU Energy Co., 7.00%, 3/15/13	4,133
1,980,000	Tyco Intl Group, 6.75%, 2/15/11	2,218
3,460,000	US Cellular Corp., 6.70%, 12/15/33	3,750
2,280,000	Verizon Global Corp., 7.25%, 12/1/10	2,602
2,490,000	Verizon Pennsylvania, 5.65%, 11/15/11	2,625
1,984,000	Vodafone Group PLC, 7.75%, 2/15/10	2,289
3,210,000	Washington Mutual Bank, 6.875%, 6/15/11	3,617
1,930,000	Waste Management, Inc., 7.375%, 8/1/10	2,205
1,970,000	Weyerhaeuser Co., 6.75%, 3/15/12	2,233

Foreign Government (4%)
4,114,286	Bulgaria Government Bond, 2.75%, 7/28/12	4,127
830,233	Croatia, 2.81%, 7/31/06	830
4,035,000	Croatia, 2.81%, 7/31/10	4,035
2,550,000	Republic of South Africa, 6.50%, 6/2/14	2,805
5,490,000	Russia Government Intl Bond, 5.00%, 3/31/30	5,763
2,600,000	South Africa Government Intl Bond, 7.375%, 4/25/12	2,983
2,084,000	United Mexican States, 6.375%, 1/16/13	2,232
2,390,000	United Mexican States, 8.00%, 9/24/22	2,829

Mortgage Backed Securities (42%)
3,000,000	AMSI 2005-1, 2.85%, 2/25/35	3,000
4,973,014	BSABS 2004-SD2 A3, 4.63%, 3/25/44	5,002
4,390,944	BSARM 2001-7 IIA, 3.19%, 6/25/31	4,524
5,600,000	BSCMS 2004-ESA 144A, 2.21%, 5/14/16 (c)	5,615
29,420,000	FHLMC TBA, 4.50%, 2/1/20 (b)	29,365
506,278	FHR # 2395 FT, 2.32%, 12/15/31	510
2,444,263	FNMA # 670385, 6.50%, 9/1/32	2,559
25,000,000	FNMA TBA, 5.00%, 2/1/35 (b)	24,938
38,430,000	FNMA TBA, 5.50%, 2/1/35 (b)	39,126
26,980,000	FNMA TBA, 6.00%, 2/1/35 (b)	27,857
43,076,000	FNMA TBA, 6.50%, 2/1/35 (b)	45,068
7,814,167	FNMA, 4.32%, 2/25/44	8,012
1,600,000	GNMA #616826, 5.50%, 1/15/35	1,643
9,000,000	GNMA TBA, 5.50%, 2/1/35 (b)	9,231
14,945,848	GNSF #781636, 5.50%, 7/15/33	15,352
5,390,098	IMPAC CMB TRUST, 2.35%, 10/25/33	5,434
1,836,981	Liberty Funding Property Ltd., 2.26%, 12/10/34 (c)	1,841
50,559,901	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	1,507
172,940	Option One Mortgage Loan Trust, 2.20%, 6/25/32	173
10,054,265	PUMA Finance Ltd, 1.91%, 8/9/35	10,054
75,342	PUMA Finance Ltd., 2.11%, 3/25/34	75
2,048,648	Residential Funding Mortgage Securities, 2.06%, 7/25/18	2,049
513,935	Washington Mutual, 3.07%, 11/25/41	510
4,857,495	Washington Mutual, 4.38%, 12/25/32	4,871
14,041,684	Washington Mutual, IO, 0.653%, 11/26/07	100

U.S. Government Agency (6%)
12,080,000	FHLMC, 2.75%, 8/15/06	11,972
7,000,000	FHLMC, 3.25%, 11/2/07	6,934
4,660,000	FHLMC, 5.00%, 7/15/14	4,851
1,420,000	FHLMC, 6.25%, 7/15/32	1,691
7,540,000	FNMA, 3.875%, 2/15/10	7,479

U.S. Treasury (33%)
82,300,000	U.S. Treasury Bill, 2.18%, 3/24/05 (d)	82,036
41,190,000	U.S. Treasury Bill, 2.25%, 4/14/05 (d)	40,997
7,650,000	U.S. Treasury Bill, 2.35%, 4/28/05 (d)	7,606
4,660,000	U.S. Treasury Bond, 6.00%, 2/15/26	5,490
11,610,000	U.S. Treasury Bond, 6.125%, 11/15/27	13,970
2,060,000	U.S. Treasury Bond, 6.25%, 8/15/23	2,471
10,000	U.S. Treasury Note, 2.625%, 5/15/08	10
41,260,000	U.S. Treasury Note, 4.25%, 11/15/14	41,640
3,620,000	U.S. Treasury Note, 5%, 8/15/11	3,851

Investment Companies (4%)
21,491,926	Bunker Hill Money Market Fund *	21,492

Total (Cost - $762,196) (a) (130%)		766,883

Liabilities in excess of Other Assets (-30%)		(175,757)

Net Assets (100%)		$591,126

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,370
Unrealized depreciation	(683)

Net unrealized appreciation	$4,687

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(d)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
3/17/2005	JPY (Buy 611,204)	103.2454	$5,920	$26

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,250	$13
Lockheed Martin Corp. Default Swap	Aug-05	1,250	9

		$2,500	$22

See notes

OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Asset Backed Securities (20%)
1,377,390	ARMS II, 2.09%, 9/10/34	$1,379
2,500,000	CBASS 2004-CB8 AV1, 2.67%, 12/25/35	2,500
500,000	Chase Credit Card Master Trust, 2.34%, 5/15/09	500
1,400,000	Citibank Credit Card Issuance Trust, 2.12%, 3/7/08	1,402
868,470	CWL 2003-5 3AV1, 2.27%, 3/25/34	870
1,200,000	CWL 2004-14 A2, 2.62%, 12/30/34	1,204
2,540,000	Distribution Financial Master Trust 2003-2 A, 1.97%, 4/15/08	2,543
1,000,000	FORDF 2004-1 B, 2.09%, 7/15/09	1,002
2,000,000	Holmes Financing PLC, 2.22%, 1/15/08	2,004
1,061,702	Los Angeles Arena Funding LLC 144A, 7.65%, 12/15/26 (c)	1,156
600,000	MBNA Master Credit Card Trust 144A, 2.67%, 7/15/07 (c)	600
1,899,632	MSAC 2004-NC5, 2.23%, 5/25/34	1,903
2,500,000	OOMLT 2005-1, 2.6825%, 2/25/35	2,500
2,700,000	RASC 2005-KS1 A2, 2.63%, 5/25/34	2,700
2,000,000	SAIL 2004-8 A7, 2.23%, 9/25/34	2,003
2,278,881	Samsung Capital Auto 144A, 2.29%, 5/23/08 (c)	2,281
983,401	SuperAnnuation Members Home Loan, 2.01%, 12/1/28	985

Corporate Bonds (32%)
375,000	Allied Waste North America, 6.125%, 2/15/14	340
465,000	America Movil SA de CV, 5.50%, 3/1/14	468
290,000	Amkor Technology Inc., 7.75%, 5/15/13	258
200,000	Ball Corp., 6.875%, 12/15/12	213
625,000	Boston Properties Inc., 6.25%, 1/15/13	683
500,000	Bowater Inc., 6.50%, 6/15/13	500
390,000	Capital One Bank, 5.75%, 9/15/10	413
825,000	Cendant Corp., 7.375%, 1/15/13	959
650,000	Chesapeake Energy Corp., 6.875%, 1/15/16	676
510,000	CIT Group Inc., 4.25%, 2/1/10	508
430,000	Citigroup Inc., 5.85%, 12/11/34	456
525,000	Citizens Communications, 6.25%, 1/15/13	524
830,000	Clear Channel Communication, 7.65%, 9/15/10	938
560,000	Countrywide Financial, 4.00%, 3/22/11	543
500,000	Credit Suisse First Boston, 6.125%, 11/15/11	546
325,000	CSC Holdings Inc., 8.125%, 07/15/09	357
240,000	DaimlerChrysler NA Holding, 6.50%, 11/15/13	262
840,000	Daimlerchrysler NA Holding, 8.50%, 1/18/31	1,076
965,000	Deutsche Telekom, 8.50%, 6/15/10	1,145
455,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	515
300,000	Echostar DBS Corp., 6.375%, 10/1/11	306
485,000	EOP Operating LP, 5.875%, 1/15/13	514
1,100,000	Ford Motor Co., 7.45%, 7/16/31	1,097
890,000	France Telecom, 8.50%, 3/1/11	1,062
510,000	General Motors Corp., 8.375%, 7/15/33	514
325,000	Georgia-Pacific Corp., 8.125%, 5/15/11	374
1,270,000	Goldman Sachs Capital, 6.345%, 2/15/34	1,360
550,000	HCA Inc., 5.75%, 3/15/14	533
625,000	Houghton Mifflin Co., 8.25%, 2/1/11	653
550,000	HSBC Finance Corp., 4.12%, 11/16/09	546
615,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	670
930,000	International Paper, 5.85%, 10/30/12	1,003
555,000	Intl Lease Finance Corp., 4.35%, 9/15/08	559
600,000	Isle of Capri Casinos, 7.00%, 3/1/14	607
330,000	Jean Coutu Group PJC Inc. 144A, 8.50%, 8/1/14 (c)	329
500,000	K. Hovnanian Enterprises, 6.375%, 12/15/14	511
100,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	103
400,000	KB Home, 5.75%, 2/1/14	405
100,000	KB Home, 9.50%, 2/15/11	110
500,000	L-3 Communications Corp., 5.875%, 1/15/15 (c)	498
490,000	Lehman Brothers Holdings, 6.625%, 1/18/12	549
420,000	May Department Stores, 5.75%, 7/15/14	435
740,000	Motorola Inc., 7.625%, 11/15/10	858
540,000	Nisource Finance Corp., 5.40%, 7/15/14	556
650,000	Owens-Brockway, 8.875%, 2/15/09	703
910,000	Pacific Gas & Electric, 6.05%, 3/1/34	978
505,000	PSEG Energy Holdings, 8.50%, 6/15/11	564
805,000	Pulte Homes Inc., 7.875%, 8/1/11	934
325,000	Reliant Resources Inc., 9.50%, 7/15/13	364
525,000	Rogers Wireless Inc., 7.50%, 3/15/15 (c)	563
690,000	Saks Inc., 7.00%, 12/1/13	707
250,000	Sequa Corp., 9.00%, 8/1/09	275
895,000	Simon Property Group LP, 6.375%, 11/15/07	949
150,000	Smithfield Foods Inc., 7.00%, 8/1/11	160
910,000	Sprint Capital Corp., 8.75%, 3/15/32	1,232
340,000	Stater Brothers Holdings, 8.125%, 6/15/12	358
535,000	Telecom Italia Capital, 5.25%, 11/15/13	545
620,000	Telefonica Europe, 7.75%, 9/15/10	722
645,000	Telefonos De Mexico, 4.50%, 11/19/08	647
350,000	Texas Genco, 6.875%, 12/15/14 (c)	362
670,000	Time Warner Inc., 7.70%, 5/1/32	835
250,000	Triad Hospitals Inc., 7.00%, 11/15/13	253
357,000	TRW Automotive Inc., 9.375%, 2/15/13	402
880,000	TXU Energy Co., 7.00%, 3/15/13	991
480,000	Tyco Intl Group, 6.75%, 2/15/11	538
575,000	United Rentals, 6.50%, 2/15/12	565
830,000	US Cellular Corp., 6.70%, 12/15/33	900
550,000	Verizon Global Corp., 7.25%, 12/1/10	628
595,000	Verizon Pennsylvania, 5.65%, 11/15/11	627
390,000	Visteon Corp., 8.25%, 8/1/10	392
475,000	Vodafone Group PLC, 7.75%, 2/15/10	548
770,000	Washington Mutual Bank, 6.875%, 6/15/11	868
470,000	Waste Management, Inc., 7.375%, 8/1/10	537
470,000	Weyerhaeuser Co., 6.75%, 3/15/12	533

Foreign Government (4%)
430,000	Republic of Brazil, 10.125%, 5/15/27	478
630,000	Republic of Brazil, 11.00%, 8/17/40	729
400,000	Republic of Brazil, 11.50%, 3/12/08	467
290,000	Republic of Colombia, 10.00%, 1/23/12	327
330,000	Republic of Colombia, 8.25%, 12/22/14	339
260,000	Republic of Panama, 7.25%, 3/15/15	266
190,000	Republic of Peru, 8.375%, 5/3/16	206
280,000	Republic of Peru, 9.875%, 2/6/15	335
360,000	Republic of Venezuela, 5.375%, 8/7/10	332
320,000	Republic of Venezuela, 8.50%, 10/8/14	326
1,320,000	Russia Government Intl Bond, 5.00%, 3/31/30	1,386
485,000	United Mexican States, 6.375%, 1/16/13	519
470,000	United Mexican States, 8.00%, 9/24/22	556

Mortgage Backed Securities (38%)
10,100	Alexandria Real Estate Equities, Inc.	672
7,010,000	FHLMC TBA, 4.50%, 2/1/20 (b)	6,997
607,534	FHR # 2395 FT, 2.32%, 12/15/31	612
681,500	FNMA # 670385, 6.50%, 9/1/32	713
6,080,000	FNMA TBA, 5.00%, 2/1/35 (b)	6,065
9,230,000	FNMA TBA, 5.50%, 2/1/35 (b)	9,397
5,630,000	FNMA TBA, 6.00%, 2/1/35 (b)	5,813
10,580,000	FNMA TBA, 6.50%, 2/1/35 (b)	11,069
1,200,000	GNMA # 616826, 5.50%, 1/15/35	1,232
1,480,000	GNMA TBA, 5.50%, 2/1/35 (b)	1,518
3,318,338	GNSF # 781636, 5.50%, 7/15/33	3,409
1,796,699	IMPAC CMB TRUST, 2.35%, 10/25/33	1,811
408,218	Liberty Funding Property Ltd., 2.26%, 12/10/34 (c)	409
13,362,260	MLCC Mortgage Investors Inc., 1.25%, 3/25/28	398
2,742,072	PUMA Finance Ltd, 1.91%, 8/9/35	2,742
11,116,333	Washington Mutual, IO, 0.653%, 11/26/07	79

U.S. Treasury (34%)
4,500,000	U.S. Treasury Bill, 1.94%, 4/7/05 (d)	4,481
6,820,000	U.S. Treasury Bill, 2.18%, 3/24/05 (d)	6,798
9,885,000	U.S. Treasury Bill, 2.25%, 4/14/05 (d)	9,839
13,850,000	U.S. Treasury Bill, 2.35%,4/28/05 (d)	13,770
1,130,000	U.S. Treasury Bond, 6.00%, 2/15/26	1,331
2,760,000	U.S. Treasury Bond, 6.125%, 11/15/27	3,321
7,510,000	U.S. Treasury Note, 4.25%, 11/15/14	7,579
840,000	U.S. Treasury Note, 5.00%, 8/15/11	894

Investment Companies (1%)
895,872	Bunker Hill Money Market Fund *	896

Total (Cost - $178,964) (a) (129%)		179,855

Liabilities in excess of Other Assets (-29%)		(40,810)

Net Assets (100%)		$139,045

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund and securities purchased on a delay delivery basis, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,273
Unrealized depreciation	(382)

Net unrealized appreciation	$891

(b)	Security was purchased on a delayed delivery basis.

(c)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

(d)	Discount rate at time of purchase.

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
3/17/2005	JPY (Buy 146,540)	103.2454	$1,419	$6

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,000	$10
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7

		$2,000	$17

See notes

HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
Corporate Bonds (95%)

Auto (1%)
1,472,000	TRW Automotive Inc., 9.375%, 2/15/13	$1,656
550,000	Visteon Corp., 8.25%, 8/1/10	553

Banking (1%)
1,500,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,481
1,750,000	Kazkommerts Int’l. 144A, 7.875%, 4/7/14 (b)	1,737

Basic Materials (8%)
1,550,000	Buckeye Technologies Inc., 8.00%, 10/15/10	1,554
750,000	Buckeye Technologies Inc., 8.50%, 10/1/13	806
5,470,000	Equistar Chemicals LP/Equistar Funding Corp., 10.125%, 9/1/08	6,236
2,500,000	Euramax Intl., 8.50%, 8/15/11	2,650
4,430,000	Georgia-Pacific Corp., 8.125%, 5/15/11	5,094
750,000	Graphic Packaging Int’l, 8.50%, 8/15/11	810
2,274,000	Ispat Inland ULC, 9.75%, 4/1/14	2,803
3,400,000	Nalco Co., 7.75%, 11/15/11	3,647
1,300,000	Norske Skog Canada, 8.625%, 6/15/11	1,372
5,450,000	Owens-Brockway Glass, 6.75%, 12/1/14 (b)	5,450
3,500,000	Rockwood Specialties Corp., 10.625%, 5/15/11	3,990
100,000	Tembec Industries Inc., 8.50%, 2/1/11	99
1,205,000	Tembec Industries Inc., 8.625%, 6/30/09	1,197
4,670,000	Vedanta Resources, 6.625%, 2/22/10	4,677

Building & Construction (1%)
320,000	D.R. Horton, Inc., 8.00%, 2/1/09	357
1,000,000	Grohe Holdings, 8.625%, 10/1/14 (b)	1,381
550,000	K. Hovnanian Enterprises, 6.50%, 1/15/14	568
2,000,000	K. Hovnanian Enterprises, 7.75%, 5/15/13	2,165

Cable Systems (2%)
1,775,000	CSC Holdings Inc., 7.625%, 4/1/11	1,935
70,000	CSC Holdings Inc., 8.125%, 07/15/09	77
5,060,000	Insight Midwest LP/Insight Capital Inc., 10.50%, 11/1/10	5,515
4,330,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	4,319

Chemicals (0%)
1,500,000	Borden US/Nova Scot, 9.00%, 7/15/14 (b)	1,650
50,000	Lyondell Chemical Co., 9.625%, 5/1/07	55
6,000	Lyondell Chemical Co., 9.875%, 5/1/07	6

Communications (7%)
5,650,000	AT&T Corporation, 8.05%, 11/15/11	6,554
4,050,000	Citizens Communications, 6.25%, 1/15/13	4,040
1,600,000	Eircom Funding, 8.25%, 8/15/13	1,748
3,850,000	Hanaro Telecom Inc., 7.00%, 2/1/12 (b)	3,879
550,000	L-3 Communications Corp., 5.875%, 1/15/15 (b)	547
5,500,000	Nextel Communications, 7.375%, 8/1/15	6,064
3,250,000	Qwest Corp., 6.875%, 9/15/33	2,925
2,670,000	Qwest Corporation, 8.875%, 3/15/12	3,037
2,000,000	Rogers Wireless Inc., 6.375%, 3/1/14	2,015
1,635,000	Rogers Wireless Inc., 7.50%, 3/15/15	1,754
1,230,000	Rogers Wireless Inc., 9.625%, 5/1/11	1,451

Consumer Cyclicals (7%)
4,120,000	Central Garden & Pet Co., 9.125%, 2/1/13	4,522
2,000,000	Eagle-Picher Inc., 9.75%, 9/1/13	1,760
1,500,000	Graham Packaging Co., 8.50%, 10/15/12 (b)	1,556
975,000	Interline Brands Inc., 11.50%, 5/15/11	1,102
3,075,000	Jafra Cosmetics, 10.75%, 5/15/11	3,528
4,720,000	Jostens IH Corp., 7.625%, 10/1/12 (b)	4,803
2,025,000	Norcross Safety Products, 9.875%, 8/15/11	2,248
4,000,000	Oxford Industries Inc., 8.875%, 6/1/11	4,260
3,850,000	Stone Container Corp., 9.75%, 2/1/11	4,206
4,550,000	Town Sports International, 9.625%, 4/15/11	4,789
3,210,000	United Auto Group Inc., 9.625%, 3/15/12	3,499

Consumer Goods & Services (9%)
5,500,000	Cenveo Corp., 7.875%, 12/1/13	4,812
4,155,000	Crown Euro Holdings SA, 9.50%, 3/1/11	4,633
3,900,000	Elizabeth Arden Inc., 7.75%, 1/15/14	4,085
2,000,000	Geo Group Inc., 8.25%, 7/15/13	2,128
2,570,000	Iron Mountain Inc., 6.625%, 1/1/16	2,422
1,465,000	Iron Mountain Inc., 7.75%, 1/15/15	1,498
3,700,000	Nectar Merger Corp., 7.75%, 2/15/14	3,839
4,500,000	Petro Stopping Center, 9.0%, 2/15/12	4,680
2,800,000	Sealy Mattress Co., 8.25%, 6/15/14	2,856
4,000,000	Stater Brothers Holdings, 8.125%, 6/15/12	4,210
2,750,000	United Industries Corp., 9.875%, 4/1/09	2,887
5,155,000	United Rentals, 6.50%, 2/15/12	5,065
1,980,000	Victoria Acquisition, 7.875%, 10/1/14 (b)	2,581

Consumer Staples (2%)
4,190,000	Ingles Markets Inc., 8.875%, 12/1/11	4,358
2,240,000	Pilgrim’s Pride Corp., 9.625%, 9/15/11	2,489
3,425,000	Roundy’s Inc, 8.875%, 6/15/12	3,699

Energy (5%)
2,645,000	Amerigas Partners/Eagle Financials, 8.875%, 5/20/11	2,857
2,250,000	Belden & Blake Corp. 144A, 8.75%, 7/15/12 (b)	2,264
1,395,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,451
478,692	Dresser, Inc., Term Loan, 4.46%, 4/10/09	485
3,000,000	El Paso Natural Gas, 7.625%, 8/1/10	3,292
1,225,000	Energy Partners Ltd., 8.75%, 8/1/10	1,329
2,650,000	Grant Prideco Inc., 9.625%, 12/1/07	2,955
1,450,000	KCS Energy Inc., 7.125%, 4/1/12	1,519
1,250,000	MSW Energy Holdings, 7.375%, 9/1/10	1,306
4,215,000	Reliant Resources Inc., 9.50%, 7/15/13	4,721
2,700,000	Tennessee Gas Pipeline, 7.50%, 4/1/17	2,983
660,000	Texas Genco, 6.875%, 12/15/14	683
1,500,000	Whiting Petroleum Corp., 7.25%, 5/1/12	1,549

Financial (5%)
20,000,000	Dow Jones CDX 144A, 7.75%, 12/29/09 (b)	20,325
5,000,000	Dow Jones CDX 144A, 8.00%, 12/29/09 (b)	5,069

Food-Retail (2%)
4,700,000	Carrols Corp., 9.00%, 1/15/13 (b)	4,900
2,000,000	Dole Foods Co., 8.875%, 3/15/11	2,147
1,058,000	Dominos Inc., 8.25%, 7/1/11	1,132
1,000,000	Landry’s Restaurants Inc. 144A, 7.50%, 12/15/14 (b)	975

Foreign Government (1%)
4,930,000	Russia Government International Bond, 5.00%, 3/31/30	5,176
1,782,178	Turkey TRS, 20.00%, 10/17/07	1,436

Gaming (6%)
3,335,000	Boyd Gaming Corp., 7.75%, 12/15/12	3,585
75,000	Boyd Gaming Corp., 8.75%, 4/15/12	83
2,500,000	Hard Rock Hotel Inc., 8.875%, 6/1/13	2,750
2,500,000	Herbst Gaming Inc., 8.125%, 6/1/12	2,650
2,320,000	Hollywood Entertainment Corp., 9.625%, 3/15/11	2,517
5,445,000	Isle of Capri Casinos, 7.00%, 3/1/14	5,513
75,000	Mandalay Resort Group, 6.45%, 2/1/06	77
1,635,000	MGM Mirage Inc., 6.75%, 9/1/12	1,713
660,000	MGM Mirage Inc., 6.75%, 9/1/12	691
3,200,000	Station Casinos, 6.50%, 2/1/14	3,296
500,000	Station Casinos, 6.875%, 3/1/16	519
2,160,000	Venetian Casino / LV Sands, 11.00%, 6/15/10	2,441
4,000,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	3,930

Health Care (10%)
675,000	Alliance Imaging, 7.25%, 12/15/12 (b)	682
1,000,000	AMR Holdco Emcare, 10.00%, 2/15/15 (b)	1,028
2,270,000	Hanger Orthopedic Group Inc., 10.375%, 2/15/09	2,270
4,100,000	HCA Inc., 5.75%, 3/15/14	3,974
4,005,000	Iasis Healthcare, 8.75%, 6/15/14	4,315
2,450,000	Insight Health Services Corp., 9.875%, 11/1/11	2,438
5,050,000	Jean Coutu Group PJC Inc. 144A, 8.50%, 8/1/14 (b)	5,037
3,725,000	Medex Inc., 8.875%, 5/15/13	4,340
2,600,000	NDCHealth Corp., 10.50%, 12/1/12	2,665
275,000	Perkinelmer Inc., 8.875%, 1/15/13	309
1,610,000	Province Healthcare, 7.50%, 6/1/13	1,803
1,750,000	Service Corp Intl, 7.70%, 4/15/09	1,855
260,000	Service Corp Intl., 7.70%, 4/15/09	276
4,000,000	Tenet Healthcare Corp., 6.50%, 6/1/12	3,560
4,320,000	Triad Hospitals Inc., 7.00%, 11/15/13	4,374
5,420,000	US Oncology Inc., 9.00%, 8/15/12	5,881
3,000,000	Vanguard Health Holding, 9.00%, 10/1/14	3,210
1,100,000	Ventas Realty LP/Ventas Capital Corp, 9.00%, 5/1/12	1,276

Industrial (10%)
2,875,000	Allied Waste North America, 6.125%, 2/15/14	2,609
1,425,000	Allied Waste of North America, 9.25%, 9/1/12	1,511
5,000,000	Aviall Inc., 7.625%, 7/1/11	5,300
525,000	Dana Corp., 6.50%, 3/1/09	549
2,100,000	Fastentech Inc. 144A, 11.50%, 5/1/11 (b)	2,373
3,175,000	Graphic Packaging Int’l, 9.50%, 8/15/13	3,540
2,000,000	Horizon Lines, 9.00%, 11/1/12 (b)	2,120
1,200,000	Jacuzzi Brands Inc., 9.625%, 7/1/10	1,338
500,000	K&F Acquisition Inc., 7.75%, 11/15/14 (b)	498
3,250,000	LCE Acquisition Corp., 9.00%, 8/1/14 (b)	3,404
2,600,000	Mueller Group Inc., 10.00%, 5/1/12	2,808
1,125,000	Owens-Brockway, 8.875%, 2/15/09	1,216
3,000,000	Pride International Inc., 7.375%, 7/15/14	3,300
3,000,000	Rayovac Corp., 7.375%, 2/1/15	3,026
3,485,000	Sequa Corp., 9.00%, 8/1/09	3,834
1,060,000	SPX Corp., 7.50%, 1/1/13	1,163
4,505,000	Synagro Technologies Inc., 9.50%, 4/1/09	4,967
3,385,000	Texas Industries Inc., 10.25%, 6/15/11	3,927
3,105,000	Williams Scotsman Inc., 9.875%, 6/1/07	3,105

Leisure & Hotel (3%)
3,700,000	Equinox Holdings Inc., 9.00%, 12/15/09	3,922
600,000	Grupo Posadas Sa De, 8.75%, 10/4/11 (b)	645
3,800,000	Grupo Posadas, 8.75%, 10/4/11 (b)	4,085
687,000	Host Marriott Corp., 7.875%, 8/1/08	705
2,905,000	John Q. Hamons Hotels LP, 8.875%, 5/15/12	3,268
2,020,000	Meristar Hospitality Corp., 9.00%, 1/15/08	2,131

Multimedia (6%)
2,395,000	American Media Operation, 10.25%, 5/1/2009	2,506
2,860,000	Corus Entertainment Inc., 8.75%, 3/1/12	3,107
3,550,000	Dex Media Inc., 8.00%, 11/15/13	3,772
5,250,000	Houghton Mifflin Co., 9.875%, 2/1/13	5,473
3,300,000	Lighthouse Int’l, 8.00%, 4/30/14 (b)	4,409
5,050,000	Media News Group Inc., 6.375%, 4/1/14	4,949
1,050,000	Vestel Electronics Finance, 11.50%, 5/14/07	1,160
4,600,000	Warner Music Group, 7.375%, 4/15/14	4,807
2,000,000	Young Broadcasting Inc., 10.00%, 3/1/11	2,110

Paper & Related Products (1%)
1,560,000	Abitibi-Consolidated Inc., 7.75%, 6/15/11	1,615
550,000	Bowater Inc., 6.50%, 6/15/13	549

Satellite (4%)
800,000	Echostar DBS Corp., 6.375%, 10/1/11	817
4,550,000	Echostar DBS Corp., 6.625%, 10/1/14 (b)	4,595
2,500,000	Innova S De R.L., 9.375%, 9/19/13	2,837
3,750,000	Intelsat Bermuda Ltd., 8.625%, 1/15/15 (b)	3,905
5,425,000	Panamsat Corp., 9.00%, 8/15/14 (b)	5,900

Technology (2%)
5,380,000	Amkor Technology Inc., 7.75%, 5/15/13	4,788
750,000	Freescale Semiconductor, 7.125%, 7/15/14	809
3,465,000	Solectron Corp., 9.625%, 2/15/09	3,794
75,000	Unisys Corp., 8.125%, 6/1/06	78

Utilities (2%)
1,325,000	MSW Energy Holdings, 8.50%, 9/1/10	1,444
1,385,000	PSEG Energy Holdings, 8.50%, 6/15/11	1,548
825,000	PSEG Energy Holdings, 8.625%, 2/15/08	888
2,700,000	Williams Cos Inc., 7.125%, 9/1/11	2,936
2,600,000	Williams Cos Inc., 8.75%, 3/15/32	3,120

Total Corporate Bonds		475,241

Investment Companies (4%)
19,199,788	Bunker Hill Money Market Fund *	19,200

Total (Cost - $479,251) (a) (99%)		494,441

Other Assets, net of Liabilities (1%)		6,306

Net Assets (100%)		$500,747

*	Affiliated Investment

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$16,726
Unrealized depreciation	(1,536)

Net unrealized appreciation	$15,190

(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.

Open Swap Contracts

Contract Type	Expiration Date	Notional Principal	Unrealized Appreciation
Bellsouth Corp. Default Swap	Sept-05	$1,000	$10
Lockheed Martin Corp. Default Swap	Aug-05	1,000	7
Turkey 3 Year Total Return Swap	Apr-05	4,000	774

		$6,000	$791

Open Forward Currency Contracts

Delivery Date	Currency	Contract Price	Contract Value	Unrealized Appreciation
Assets:
3/17/2005	JPY (Buy 516,771)	103.2454	$5,005	$22
2/7/2005	EUR (Sell 6,680)	1.3036	8,708	205

			$13,713	$227

See notes

TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
General Obligations (45%)
475,000	Bethlehem NY, 5.25%, 3/1/08	$507
350,000	California State, 5.00%, 2/1/32	360
650,000	California State, 5.00%, 7/1/12	724
600,000	Florida State Board of Education, 5.75%, 6/1/12	680
600,000	Georgia State, 5.00%, 3/1/13	670
700,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19	782
600,000	Glendale, AZ, 5.30%, 7/1/12	659
100,000	Huron Valley, MI School District, 5.625%, 5/1/05	101
600,000	Minnesota State, 5.50%, 6/1/08	656
500,000	Montgomery County MD, 5.00%, 1/1/10	537
500,000	Nevada State, 5.00%, 8/1/07	530
200,000	Pennsylvania State, 5.00%, 2/1/09	217
365,000	Pennsylvania State, 5.00%, 5/1/09	398
370,000	Plano, TX, 5.00%, 9/1/15	409
5,000	Prince Georges County, MD, 5.50%, 5/15/13	6
500,000	Summit County, OH, 5.50%, 12/1/15	582
500,000	Travis County, TX, 5.00%, 3/1/14	553

Total General Obligations		8,371

Revenue (53%)

Airport (2%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14	437

Health Care (2%)
400,000	Multnomah County, OR Hospital Facs Auth., 5.25%, 10/1/13	447

Housing (1%)
170,000	Wisconsin Housing & Economic Development Auth., 5.30%, 11/1/05	170

Industrial Development/Pollution Control (5%)
200,000	Hammond, IN 1.94%, 2/1/22	200
100,000	Jackson County, MS 1.90%, 12/1/16	100
300,000	Jackson County, MS Port Facility, 1.94%, 6/1/23	300
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	266

Lease Revenue(8%)
700,000	California State Public Works, 5.25%, 6/1/13	780
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	270
430,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	464

Miscelaneous Revenue (2%)
100,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	101
250,000	Tobacco Settlement Financing Corporation, NY, 5.25%, 6/1/13	268

Prerefunded (11%)
400,000	Clark County, NV School District, 5.88%, 6/15/13	410
120,000	Kansas State Department of Transportation, 5.50%, 9/1/08	132
100,000	Lenior City,TN Electric System, 4.80%, 6/1/11	107
365,000	New Jersey State Transportation Authority, 6.50%, 6/15/10	429
600,000	Oregon State Dept. Admin. Services Lottery Revenue, 5.75%, 4/1/14	678
300,000	Rutherford County, TN, 5.30%, 4/1/11	335

Tax-Backed (6%)
500,000	California State Economic Recovery, 5.00%, 7/1/23	537
235,000	New Jersey Economic Development Auth., 5.00%, 6/15/07	246
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	258

Transportation (3%)
480,000	Kansas State Department of Transportation, 5.50%, 9/1/08	526
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09	110

University (3%)
195,000	Richmond County, GA Dev Auth., 5.00%, 2/1/11	208
200,000	Southwest Higher Ed Auth., TX, 1.94%, 7/1/15	200
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	162

Water & Sewer (10%)
400,000	California State Department of Water Resources, 5.00%, 12/1/16	443
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	608
600,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	666
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	223

Total Revenue		10,081

Investment Companies (1%)
128,801	Dreyfus Tax Exempt Cash Management Fund	129

Total (Cost - $18,079) (a) (99%)		18,581

Other Assets, net of Liabilities (1%)		187

Net Assets (100%)		$18,768

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$517
Unrealized depreciation	(15)

Net unrealized appreciation	$502

See notes

CALIFORNIA MUNICIPAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2005

Principal or Shares	Security Description	Value (000)
General Obligations (29%)
500,000	California State, 5.00%, 2/1/20	$534
650,000	California State, 5.00%, 2/1/32	670
1,100,000	California State, 5.00%, 7/1/12	1,225
550,000	Chaffey, CA Union High School District, 5.50%, 8/1/17	622
1,100,000	Gilroy, CA Unified School District, 5.25%, 8/1/19	1,229
1,000,000	Los Angeles City, CA, 5.00%, 9/1/10	1,110
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14	1,202
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15	1,097
185,000	Peralta, CA Community College District, 5.25%, 8/1/06	193
1,000,000	Puerto Rico Commonwealth, 5.50%, 7/1/17	1,173

Total General Obligation		9,055

Revenue (73%)

Airport (6%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13	1,087
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16	605

Electric & Gas (8%)
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14	1,218
1,000,000	Los Angeles, CA Dept. Water & Power Revenue, 5.00%, 7/1/12	1,120
100,000	Los Angeles, CA Dept. Water & Power, 1.92%, 7/1/34	100

Health Care (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	395

Housing (0%)
15,000	California Housing Finance Agency, 5.20%, 8/1/26	15

Industrial Development/Pollution Control (3%)
1,000,000	California Infrastructure & Economic Devlopmet Bank, 1.88%, 4/1/42	1,000

Lease (11%)
300,000	California State Public Works, 5.25%, 6/1/13	334
1,000,000	California State Public Works, 5.50%, 6/1/15	1,135
600,000	California State Public Works, 5.50%, 6/1/18	670
1,000,000	Los Angeles, CA Public Works, 5.00%, 10/1/13	1,123

Miscellaneous Revenue (4%)
300,000	Golden State Tobacco Securitization Corp, 5.25%, 6/1/16	302
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	263
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	561

Prerefunded (11%)
1,085,000	Alameda County, CA Certificates of Participation, 5.375%, 6/1/09	1,155
1,000,000	California Educational Facilities Authority, 5.75%, 9/1/26	1,075
55,000	Contra Costa County, CA, 5.125%, 8/1/11	62
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,149

Resource Recovery (4%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,142

Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	210
160,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16	161

Transportation (11%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	1,176
1,025,000	San Diego County, CA Transportation Commission, 6.00%, 4/1/06	1,070
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17	1,175

University Revenue (2%)
550,000	California Educational Facilities Authority, 5.00%, 10/1/07	589
150,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	162

Water & Sewer (11%)
100,000	CA Infrastructure & Economic Development Bank, 5.00%, 10/1/07	107
1,000,000	CA State Department of Water Resources, 5.00%, 12/1/16	1,109
1,000,000	Irvine Ranch CA Water District, 1.88%, 8/1/16	1,000
1,000,000	Metropolitan Water District of Southern CA, 1.88%, 7/1/35	1,000

Total Revenue		22,270

Investment Companies (0%)
36,871	Dreyfus State Tax Exempt	37

Total (Cost - $29,870) (a) (102%)		31,362

Liabilities in excess of Other Assets (-2%)		(753)

Net Assets (100%)		$30,609

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a)	This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,505
Unrealized depreciation	(13)

Net unrealized appreciation	$1,492

See notes

Notes to Schedule of Investments

1.    Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares.

Each of the Funds, other than the Bunker Hill Money Market and High Income Funds, has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued using other fixed income securities with a comparable level of risk, and for which prices are more readily obtainable. Debt securities with original maturities of sixty days or less and securities in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Bunker Hill Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Bunker Hill Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Growth & Income, Market Return, U.S. Growth Leaders, Small Cap Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Credit Swap Contracts

The Market Return, Short Bond, Core Bond, Opportunity Bond and High Income Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation/ moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

Security	Annuity Premium	Counterparty
Bellsouth Corp., 6.00%, 10/15/11	1.12%	ABN Amro
Lockheed Martin Corp., 8.20%, 12/1/09	0.68%	ABN Amro
Pay Fix U.S. 2 year IR, 3.31% 12/11/06	3M Libor	Merrill Lynch
Pay Fix U.S. 5 year IR, 3.91% 12/9/09	3M Libor	Merrill Lynch
Pay Fix U.S. 5 year IR, 4.12% 1/14/10	3M Libor	Merrill Lynch

The Emerging Markets Bond, Market Return and High Income Funds have entered into a total return credit swap where the Fund and the counterparty have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty
Turkey, 20% 10/17/07	Libor + 0.50%	CS First Boston

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Small Cap Leaders, Limited Maturity, Short Bond, Real Return, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to- market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal Income Funds) invests in the Bunker Hill Money Market Fund, an affiliated Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/21/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/21/05

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/21/05